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                                HARTFORD LEADERS

                                      1999

                        HARTFORD LIFE INSURANCE COMPANY
                    HARTFORD LIFE & ANNUITY INSURANCE COMPANY



                            SEPARATE ACCOUNTS AND
                                HARTFORD HLS
                             MONEY MARKET FUND

                                ANNUAL REPORT

 Table of Contents
--------------------------------------------------------------------------------

                                                                PAGE
                                                              --------
Hartford Life Insurance Company Separate Account Financial
   Statements for:
    Separate Account Seven..................................       2

Hartford Life and Annuity Insurance Company Separate Account
   Financial Statements for:
    Separate Account Seven..................................      18

Hartford HLS Mutual Funds Financial Statements for:
    Hartford Money Market HLS Fund..........................    MF-1

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1999

                                      HARTFORD      AMERICAN FUNDS
                                    MONEY MARKET        ASSET         AMERICAN FUNDS    AMERICAN FUNDS
                                        HLS           ALLOCATION           BOND         GLOBAL GROWTH
                                    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                    ------------    --------------    --------------    --------------
ASSETS:
  Investments in the Hartford
   Money Market HLS Fund:
    Hartford Money Market HLS
     Fund, Inc. - Class IA
      Shares 3,927,653
      Cost $3,927,653
      Market Value..............     $3,927,653          --                --                --
  Investments in American Funds
   Insurance Series:
    Asset Allocation Fund
      Shares 149,944
      Cost $2,359,658
      Market Value..............        --            $2,258,152           --                --
    Bond Fund
      Shares 272,500
      Cost $2,674,701
      Market Value..............        --               --             $2,654,149           --
    Global Growth Fund
      Shares 194,533
      Cost $3,435,833
      Market Value..............        --               --                --             $4,164,947
    Global Small Capitalization
     Fund
      Shares 70,595
      Cost $1,144,251
      Market Value..............        --               --                --                --
    Growth Fund
      Shares 227,132
      Cost $15,291,922
      Market Value..............        --               --                --                --
    Growth-Income Fund
      Shares 409,587
      Cost $15,099,051
      Market Value..............        --               --                --                --
    International Fund
      Shares 164,674
      Cost $3,867,188
      Market Value..............        --               --                --                --
    New World Fund
      Shares 99,427
      Cost $1,028,049
      Market Value..............        --               --                --                --
  Investments in the Franklin
   Templeton Variable Insurance
   Products Trust:
    Real Estate Securities Fund
      Shares 7,119
      Cost $103,928
      Market Value..............        --               --                --                --
    Small Cap Fund
      Shares 64,378
      Cost $1,275,742
      Market Value..............        --               --                --                --
    Mutual Shares Securities
     Fund
      Shares 64,165
      Cost $821,533
      Market Value..............        --               --                --                --
  Investments in the Templeton
   Variable Products Series
   Fund:
    Franklin Strategic Income
     Investments Fund
      Shares 76,779
      Cost $764,210
      Market Value..............        --               --                --                --
  Due from Hartford Life
   Insurance Company............         30,045            8,978             5,309            29,739
  Receivable for fund shares
   sold.........................        --               --                --                --
                                     ----------       ----------        ----------        ----------
  Total Assets..................      3,957,698        2,267,130         2,659,458         4,194,686
                                     ----------       ----------        ----------        ----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company......................        --               --                --                --
  Payable for fund shares
   purchased....................         29,963            8,978             5,310            29,739
                                     ----------       ----------        ----------        ----------
  Total Liabilities.............         29,963            8,978             5,310            29,739
                                     ----------       ----------        ----------        ----------
  Net Assets (variable annuity
   contract liabilities)........     $3,927,735       $2,258,152        $2,654,148        $4,164,947
                                     ==========       ==========        ==========        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ---------------------------------------------------- 2
              ----------------------------------------------------

                                 AMERICAN FUNDS                                                                        FRANKLIN
                                  GLOBAL SMALL    AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   REAL ESTATE
                                 CAPITALIZATION       GROWTH       GROWTH-INCOME    INTERNATIONAL      NEW WORLD      SECURITIES
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                 --------------   --------------   --------------   --------------   --------------   -----------
ASSETS:
  Investments in the Hartford
   Money Market HLS Fund:
    Hartford Money Market HLS
     Fund, Inc. - Class IA
      Shares 3,927,653
      Cost $3,927,653
      Market Value..............      --               --               --               --               --             --
  Investments in American Funds
   Insurance Series:
    Asset Allocation Fund
      Shares 149,944
      Cost $2,359,658
      Market Value..............      --               --               --               --               --             --
    Bond Fund
      Shares 272,500
      Cost $2,674,701
      Market Value..............      --               --               --               --               --             --
    Global Growth Fund
      Shares 194,533
      Cost $3,435,833
      Market Value..............      --               --               --               --               --             --
    Global Small Capitalization
     Fund
      Shares 70,595
      Cost $1,144,251
      Market Value..............   $1,225,521          --               --               --               --             --
    Growth Fund
      Shares 227,132
      Cost $15,291,922
      Market Value..............      --           $16,028,736          --               --               --             --
    Growth-Income Fund
      Shares 409,587
      Cost $15,099,051
      Market Value..............      --               --           $13,545,054          --               --             --
    International Fund
      Shares 164,674
      Cost $3,867,188
      Market Value..............      --               --               --            $4,401,730          --             --
    New World Fund
      Shares 99,427
      Cost $1,028,049
      Market Value..............      --               --               --               --            $1,170,252        --
  Investments in the Franklin
   Templeton Variable Insurance
   Products Trust:
    Real Estate Securities Fund
      Shares 7,119
      Cost $103,928
      Market Value..............      --               --               --               --               --           $105,928
    Small Cap Fund
      Shares 64,378
      Cost $1,275,742
      Market Value..............      --               --               --               --               --             --
    Mutual Shares Securities
     Fund
      Shares 64,165
      Cost $821,533
      Market Value..............      --               --               --               --               --             --
  Investments in the Templeton
   Variable Products Series
   Fund:
    Franklin Strategic Income
     Investments Fund
      Shares 76,779
      Cost $764,210
      Market Value..............      --               --               --               --               --             --
  Due from Hartford Life
   Insurance Company............       20,453          261,870          248,815           60,113           25,954        --
  Receivable for fund shares
   sold.........................      --               --               --               --               --             --
                                   ----------      -----------      -----------       ----------       ----------      --------
  Total Assets..................    1,245,974       16,290,606       13,793,869        4,461,843        1,196,206       105,928
                                   ----------      -----------      -----------       ----------       ----------      --------
LIABILITIES:
  Due to Hartford Life Insurance
   Company......................      --               --               --               --               --                 18
  Payable for fund shares
   purchased....................       20,454          261,869          248,813           60,114           25,954        --
                                   ----------      -----------      -----------       ----------       ----------      --------
  Total Liabilities.............       20,454          261,869          248,813           60,114           25,954            18
                                   ----------      -----------      -----------       ----------       ----------      --------
  Net Assets (variable annuity
   contract liabilities)........   $1,225,520      $16,028,737      $13,545,056       $4,401,729       $1,170,252      $105,910
                                   ==========      ===========      ===========       ==========       ==========      ========

                                                                     FRANKLIN
                                   FRANKLIN     MUTUAL SHARES       STRATEGIC
                                   SMALL CAP     SECURITIES     INCOME INVESTMENTS
                                  SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                  -----------   -------------   ------------------
ASSETS:
  Investments in the Hartford
   Money Market HLS Fund:
    Hartford Money Market HLS
     Fund, Inc. - Class IA
      Shares 3,927,653
      Cost $3,927,653
      Market Value..............      --            --               --
  Investments in American Funds
   Insurance Series:
    Asset Allocation Fund
      Shares 149,944
      Cost $2,359,658
      Market Value..............      --            --               --
    Bond Fund
      Shares 272,500
      Cost $2,674,701
      Market Value..............      --            --               --
    Global Growth Fund
      Shares 194,533
      Cost $3,435,833
      Market Value..............      --            --               --
    Global Small Capitalization
     Fund
      Shares 70,595
      Cost $1,144,251
      Market Value..............      --            --               --
    Growth Fund
      Shares 227,132
      Cost $15,291,922
      Market Value..............      --            --               --
    Growth-Income Fund
      Shares 409,587
      Cost $15,099,051
      Market Value..............      --            --               --
    International Fund
      Shares 164,674
      Cost $3,867,188
      Market Value..............      --            --               --
    New World Fund
      Shares 99,427
      Cost $1,028,049
      Market Value..............      --            --               --
  Investments in the Franklin
   Templeton Variable Insurance
   Products Trust:
    Real Estate Securities Fund
      Shares 7,119
      Cost $103,928
      Market Value..............      --            --               --
    Small Cap Fund
      Shares 64,378
      Cost $1,275,742
      Market Value..............  $1,724,699        --               --
    Mutual Shares Securities
     Fund
      Shares 64,165
      Cost $821,533
      Market Value..............      --          $850,186           --
  Investments in the Templeton
   Variable Products Series
   Fund:
    Franklin Strategic Income
     Investments Fund
      Shares 76,779
      Cost $764,210
      Market Value..............      --            --               $764,718
  Due from Hartford Life
   Insurance Company............      --             1,976            112,773
  Receivable for fund shares
   sold.........................      --            --               --
                                  ----------      --------           --------
  Total Assets..................   1,724,699       852,162            877,491
                                  ----------      --------           --------
LIABILITIES:
  Due to Hartford Life Insurance
   Company......................      --            --               --
  Payable for fund shares
   purchased....................          72         1,974            112,775
                                  ----------      --------           --------
  Total Liabilities.............          72         1,974            112,775
                                  ----------      --------           --------
  Net Assets (variable annuity
   contract liabilities)........  $1,724,627      $850,188           $764,716
                                  ==========      ========           ========

             ---------------------------------------------------- 3
              ----------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                         MFS
                                       CAPITAL             MFS               MFS             MFS
                                    OPPORTUNITIES    EMERGING GROWTH    GLOBAL EQUITY      GROWTH
                                     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                    -------------    ---------------    -------------    -----------
ASSETS:
  Investments in the MFS
   Variable Insurance Trust:
    Capital Opportunities Series
      Shares 157,794
      Cost $2,946,692
      Market Value..............     $3,428,872           --                --               --
    Emerging Growth Series
      Shares 162,329
      Cost $4,454,467
      Market Value..............        --             $6,158,752           --               --
    Global Equity Series
      Shares 10,915
      Cost $126,858
      Market Value..............        --                --              $131,521           --
    Growth
      Shares 256,414
      Cost $3,081,188
      Market Value..............        --                --                --           $3,576,971
    Growth with Income Series
      Shares 156,109
      Cost $3,163,664
      Market Value..............        --                --                --               --
    High Income Series
      Shares 102,765
      Cost $1,160,901
      Market Value..............        --                --                --               --
    New Discovery Series
      Shares 52,426
      Cost $680,146
      Market Value..............        --                --                --               --
    Total Return Series
      Shares 71,028
      Cost $1,250,916
      Market Value..............        --                --                --               --
  Investments in the Templeton
   Variable Products Series
   Fund:
    Templeton Asset Allocation
     Fund
      Shares 14,154
      Cost $309,850
      Market Value..............        --                --                --               --
    Templeton International Fund
      Shares 65,746
      Cost $1,314,319
      Market Value..............        --                --                --               --
  Investments in the Franklin
   Templeton Variable Insurance
   Products Trust:
    Templeton Developing Markets
     Equity Fund
      Shares 28,573
      Cost $249,395
      Market Value..............        --                --                --               --
    Templeton Global Growth Fund
      Shares 60,187
      Cost $881,906
      Market Value..............        --                --                --               --
  Due from Hartford Life
   Insurance Company............         76,191            45,813           49,425           88,259
  Receivable for fund shares
   sold.........................        --                --                --               --
                                     ----------        ----------         --------       ----------
  Total Assets..................      3,505,063         6,204,565          180,946        3,665,230
                                     ----------        ----------         --------       ----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company......................        --                --                --               --
  Payable for fund shares
   purchased....................         76,192            45,812           49,427           88,260
                                     ----------        ----------         --------       ----------
  Total Liabilities.............         76,192            45,812           49,427           88,260
                                     ----------        ----------         --------       ----------
  Net Assets (variable annuity
   contract liabilities)........     $3,428,871        $6,158,753         $131,519       $3,576,970
                                     ==========        ==========         ========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ---------------------------------------------------- 4
              ----------------------------------------------------

                                     MFS                         MFS                       TEMPLETON
                                   GROWTH          MFS           NEW           MFS           ASSET        TEMPLETON
                                 WITH INCOME   HIGH INCOME    DISCOVERY    TOTAL RETURN   ALLOCATION    INTERNATIONAL
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 -----------   -----------   -----------   ------------   -----------   -------------
ASSETS:
  Investments in the MFS
   Variable Insurance Trust:
    Capital Opportunities Series
      Shares 157,794
      Cost $2,946,692
      Market Value..............     --            --            --            --            --             --
    Emerging Growth Series
      Shares 162,329
      Cost $4,454,467
      Market Value..............     --            --            --            --            --             --
    Global Equity Series
      Shares 10,915
      Cost $126,858
      Market Value..............     --            --            --            --            --             --
    Growth
      Shares 256,414
      Cost $3,081,188
      Market Value..............     --            --            --            --            --             --
    Growth with Income Series
      Shares 156,109
      Cost $3,163,664
      Market Value.............. $3,326,691        --            --            --            --             --
    High Income Series
      Shares 102,765
      Cost $1,160,901
      Market Value..............     --        $1,180,775        --            --            --             --
    New Discovery Series
      Shares 52,426
      Cost $680,146
      Market Value..............     --            --          $905,389        --            --             --
    Total Return Series
      Shares 71,028
      Cost $1,250,916
      Market Value..............     --            --            --         $1,260,746       --             --
  Investments in the Templeton
   Variable Products Series
   Fund:
    Templeton Asset Allocation
     Fund
      Shares 14,154
      Cost $309,850
      Market Value..............     --            --            --            --          $329,372         --
    Templeton International Fund
      Shares 65,746
      Cost $1,314,319
      Market Value..............     --            --            --            --            --          $1,454,965
  Investments in the Franklin
   Templeton Variable Insurance
   Products Trust:
    Templeton Developing Markets
     Equity Fund
      Shares 28,573
      Cost $249,395
      Market Value..............     --            --            --            --            --             --
    Templeton Global Growth Fund
      Shares 60,187
      Cost $881,906
      Market Value..............     --            --            --            --            --             --
  Due from Hartford Life
   Insurance Company............     26,350        22,541         6,973         25,947        9,263          14,900
  Receivable for fund shares
   sold.........................     --            --            --            --            --             --
                                 ----------    ----------      --------     ----------     --------      ----------
  Total Assets..................  3,353,041     1,203,316       912,362      1,286,693      338,635       1,469,865
                                 ----------    ----------      --------     ----------     --------      ----------
LIABILITIES:
  Due to Hartford Life Insurance
   Company......................     --            --            --            --            --             --
  Payable for fund shares
   purchased....................     26,353        22,541         6,974         25,948        9,265          14,902
                                 ----------    ----------      --------     ----------     --------      ----------
  Total Liabilities.............     26,353        22,541         6,974         25,948        9,265          14,902
                                 ----------    ----------      --------     ----------     --------      ----------
  Net Assets (variable annuity
   contract liabilities)........ $3,326,688    $1,180,775      $905,388     $1,260,745     $329,370      $1,454,963
                                 ==========    ==========      ========     ==========     ========      ==========

                                    TEMPLETON
                                    DEVELOPING       TEMPLETON
                                  MARKETS EQUITY   GLOBAL GROWTH
                                   SUB-ACCOUNT      SUB-ACCOUNT
                                  --------------   -------------
ASSETS:
  Investments in the MFS
   Variable Insurance Trust:
    Capital Opportunities Series
      Shares 157,794
      Cost $2,946,692
      Market Value..............      --               --
    Emerging Growth Series
      Shares 162,329
      Cost $4,454,467
      Market Value..............      --               --
    Global Equity Series
      Shares 10,915
      Cost $126,858
      Market Value..............      --               --
    Growth
      Shares 256,414
      Cost $3,081,188
      Market Value..............      --               --
    Growth with Income Series
      Shares 156,109
      Cost $3,163,664
      Market Value..............      --               --
    High Income Series
      Shares 102,765
      Cost $1,160,901
      Market Value..............      --               --
    New Discovery Series
      Shares 52,426
      Cost $680,146
      Market Value..............      --               --
    Total Return Series
      Shares 71,028
      Cost $1,250,916
      Market Value..............      --               --
  Investments in the Templeton
   Variable Products Series
   Fund:
    Templeton Asset Allocation
     Fund
      Shares 14,154
      Cost $309,850
      Market Value..............      --               --
    Templeton International Fund
      Shares 65,746
      Cost $1,314,319
      Market Value..............      --               --
  Investments in the Franklin
   Templeton Variable Insurance
   Products Trust:
    Templeton Developing Markets
     Equity Fund
      Shares 28,573
      Cost $249,395
      Market Value..............     $299,735          --
    Templeton Global Growth Fund
      Shares 60,187
      Cost $881,906
      Market Value..............      --              $938,910
  Due from Hartford Life
   Insurance Company............        1,074            3,942
  Receivable for fund shares
   sold.........................      --               --
                                     --------         --------
  Total Assets..................      300,809          942,852
                                     --------         --------
LIABILITIES:
  Due to Hartford Life Insurance
   Company......................      --               --
  Payable for fund shares
   purchased....................        1,073            3,941
                                     --------         --------
  Total Liabilities.............        1,073            3,941
                                     --------         --------
  Net Assets (variable annuity
   contract liabilities)........     $299,736         $938,911
                                     ========         ========

             ---------------------------------------------------- 5
              ----------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                        UNITS
                                       OWNED BY       UNIT      CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  -----------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Hartford Money Market HLS Fund
   1.5%............................    1,931,127   $ 1.016961  $ 1,963,881
  Hartford Money Market HLS Fund
   1.4%............................      485,270     1.017478      493,752
  Hartford Money Market HLS Fund
   1.25%...........................    1,443,769     1.018239    1,470,102
  Asset Allocation Fund 1.5%.......       95,715     9.763857      934,547
  Asset Allocation Fund 1.25%......      116,323     9.776112    1,137,189
  Asset Allocation Fund 1.4%.......       19,083     9.768759      186,416
  Bond Fund 1.5%...................      130,825    10.093283    1,320,450
  Bond Fund 1.65%..................        1,015    10.089521       10,243
  Bond Fund 1.25%..................      110,301    10.105950    1,114,694
  Bond Fund 1.4%...................       20,673    10.098350      208,761
  Global Growth Fund 1.5%..........       83,301    13.962993    1,163,127
  Global Growth Fund 1.65%.........          590    13.957799        8,237
  Global Growth Fund 1.4%..........       25,408    13.969976      354,951
  Global Growth Fund 1.25%.........      188,737    13.980455    2,638,632
  Global Small Capitalization Fund
   1.5%............................       32,795    13.767193      451,501
  Global Small Capitalization Fund
   1.4%............................        6,579    13.774075       90,619
  Global Small Capitalization Fund
   1.5%............................       49,578    13.784415      683,400
  Growth Fund 1.5%.................      377,385    12.502121    4,718,115
  Growth Fund 1.65%................          795    12.497460        9,933
  Growth Fund 1.25%................      786,889    12.517781    9,850,100
  Growth Fund .80%.................           36    12.865591          466
  Growth Fund 1.4%.................      115,932    12.508384    1,450,123
  Growth-Income Fund 1.5%..........      342,021     9.579464    3,276,375
  Growth-Income Fund 1.65%.........        2,725     9.575882       26,097
  Growth-Income Fund 1.25%.........      954,356     9.591485    9,153,688
  Growth-Income Fund 1.4%..........      113,613     9.584268    1,088,896
  International Fund 1.5%..........      129,165    14.644814    1,891,603
  International Fund 1.25%.........      160,614    14.663115    2,355,098
  International Fund 1.4%..........       10,548    14.652129      154,551
  International Fund .80%..........           35    13.799473          477
  New World Fund 1.5%..............       12,627    11.644005      147,031
  New World Fund 1.25%.............       70,565    11.658593      822,685
  New World Fund 1.4%..............       17,214    11.649838      200,536
  Real Estate Securities Fund
   1.5%............................        3,571     8.830523       31,538
  Real Estate Securities Fund
   1.4%............................        6,166     8.834957       54,478
  Real Estate Securities Fund
   1.25%...........................        2,250     8.841604       19,894
  Small Cap Fund 1.5%..............       13,274    16.636909      220,836
  Small Cap Fund 1.65%.............          216    16.630728        3,590
  Small Cap Fund 1.4%..............       13,640    16.645221      227,037
  Small Cap Fund 1.25%.............       76,431    16.657685    1,273,164
  Mutual Shares Securities Fund
   1.5%............................       18,240     9.783931      178,459
  Mutual Shares Securities Fund
   1.65%...........................          314     9.780274        3,069
  Mutual Shares Securities Fund
   1.4%............................       11,575     9.788843      113,303
  Mutual Shares Securities Fund
   1.25%...........................       56,691     9.796213      555,357
  Franklin Strategic Income
   Investments Fund 1.5%...........        2,250    10.176193       22,901
  Franklin Strategic Income
   Investments Fund 1.4%...........       57,494    10.181293      585,359
  Franklin Strategic Income
   Investments Fund 1.25%..........       15,355    10.188959      156,456
  Capital Opportunities Series
   1.5%............................       79,197    12.203397      966,469
  Capital Opportunities Series
   1.65%...........................          352    12.198850        4,288
  Capital Opportunities Series
   1.4%............................       22,816    12.209515      278,576
  Capital Opportunities Series
   1.25%...........................      178,377    12.218688    2,179,538
  Emerging Growth Series 1.5%......      143,014    15.402545    2,202,777
  Emerging Growth Series 1.65%.....          577    15.396821        8,882
  Emerging Growth Series 1.4%......       28,898    15.410232      445,330
  Emerging Growth Series 1.25%.....      227,066    15.421795    3,501,764
  Global Equity Series 1.5%........          342    11.585770        3,967
  Global Equity Series 1.4%........        6,004    11.591574       69,594
  Global Equity Series 1.25%.......        4,996    11.600282       57,958

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ---------------------------------------------------- 6
              ----------------------------------------------------

                                        UNITS
                                       OWNED BY       UNIT      CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  -----------
  Growth Series 1.5%...............       52,128   $12.001263  $   625,599
  Growth Series 1.4%...............       48,508    12.007270      582,453
  Growth Series 1.25%..............      197,142    12.016294    2,368,918
  Growth with Income Series 1.5%...       34,885     9.950259      347,119
  Growth with Income Series
   1.65%...........................        2,379     9.946537       23,667
  Growth with Income Series 1.4%...       22,935     9.955242      228,328
  Growth with Income Series
   1.25%...........................      273,777     9.962740    2,727,574
  High Income Series 1.5%..........       27,923    10.039968      280,342
  High Income Series 1.4%..........       18,374    10.044992      184,566
  High Income Series 1.25%.........       71,212    10.052557      715,867
  New Discovery Series 1.5%........        6,421    14.318332       91,945
  New Discovery Series 1.4%........        1,691    14.325485       24,229
  New Discovery Series 1.25%.......       55,050    14.336247      789,214
  Total Return Series 1.5%.........       61,956     9.688322      600,252
  Total Return Series 1.65%........        2,066     9.684701       20,004
  Total Return Series 1.4%.........       12,872     9.693183      124,773
  Total Return Series 1.25%........       53,164     9.700481      515,716
  Templeton Asset Allocation Fund
   1.5%............................        7,913    10.855332       85,898
  Templeton Asset Allocation Fund
   1.4%............................       12,377    10.860766      134,421
  Templeton Asset Allocation Fund
   1.25%...........................       10,033    10.868937      109,051
  Templeton International Fund
   1.5%............................       64,725    10.946563      708,512
  Templeton International Fund
   1.4%............................       20,130    10.952050      220,463
  Templeton International Fund
   1.25%...........................       47,990    10.960275      525,988
  Templeton Developing Markets
   Equity Fund 1.5%................          100    11.108629        1,112
  Templeton Developing Markets
   Equity Fund 1.4%................        6,254    11.114200       69,507
  Templeton Developing Markets
   Equity Fund 1.25%...............       20,599    11.122555      229,117
  Templeton Global Growth Fund
   1.5%............................        9,400    10.605862       99,693
  Templeton Global Growth Fund
   1.4%............................        2,901    10.611118       30,778
  Templeton Global Growth Fund
   1.25%...........................       76,130    10.619149      808,440
                                                               -----------
GRAND TOTAL........................                            $75,814,406
                                                               ===========

             ---------------------------------------------------- 7
              ----------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM INCEPTION, JULY 1, 1999, TO DECEMBER 31, 1999

                                      HARTFORD      AMERICAN FUNDS
                                    MONEY MARKET        ASSET         AMERICAN FUNDS    AMERICAN FUNDS
                                        HLS           ALLOCATION           BOND         GLOBAL GROWTH
                                    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                    ------------    --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends.....................      $  45,304        $  21,760         $  59,157         $  17,852
EXPENSES:
  Mortality and expense
   undertakings.................        (11,924)          (5,478)           (8,200)           (9,403)
                                      ---------        ---------         ---------         ---------
    Net investment income
     (loss).....................         33,380           16,282            50,957             8,449
                                      ---------        ---------         ---------         ---------
CAPITAL GAINS INCOME............              2          126,885           --                155,656
                                      ---------        ---------         ---------         ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions........        --                    31               359             1,389
  Net unrealized (depreciation)
   appreciation of investments
   during the period............        --              (101,506)          (20,553)          729,114
                                      ---------        ---------         ---------         ---------
    Net (loss) gain on
     investments................        --              (101,475)          (20,194)          730,503
                                      ---------        ---------         ---------         ---------
    Net increase in net assets
     resulting from
     operations.................      $  33,382        $  41,692         $  30,763         $ 894,608
                                      =========        =========         =========         =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ---------------------------------------------------- 8
              ----------------------------------------------------

                                 AMERICAN FUNDS                                                                        FRANKLIN
                                  GLOBAL SMALL    AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   REAL ESTATE
                                 CAPITALIZATION       GROWTH       GROWTH-INCOME    INTERNATIONAL      NEW WORLD      SECURITIES
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                 --------------   --------------   --------------   --------------   --------------   -----------
INVESTMENT INCOME:
  Dividends.....................    $ --            $  --           $    62,951        $  14,573        $   3,676       $   247
EXPENSES:
  Mortality and expense
   undertakings.................       (2,120)         (36,369)         (31,452)          (7,626)          (2,616)         (209)
                                    ---------       ----------      -----------        ---------        ---------       -------
    Net investment income
     (loss).....................       (2,120)         (36,369)          31,499            6,947            1,060            38
                                    ---------       ----------      -----------        ---------        ---------       -------
CAPITAL GAINS INCOME............       98,577        1,922,000        1,917,941          389,714              435           343
                                    ---------       ----------      -----------        ---------        ---------       -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions........       (1,737)            (599)             526          (25,899)             999           (25)
  Net unrealized (depreciation)
   appreciation of investments
   during the period............       81,270          736,813       (1,553,997)         534,543          142,203         2,000
                                    ---------       ----------      -----------        ---------        ---------       -------
    Net (loss) gain on
     investments................       79,533          736,214       (1,553,471)         508,644          143,202         1,975
                                    ---------       ----------      -----------        ---------        ---------       -------
    Net increase in net assets
     resulting from
     operations.................    $ 175,990       $2,621,845      $   395,969        $ 905,305        $ 144,697       $ 2,356
                                    =========       ==========      ===========        =========        =========       =======

                                                                     FRANKLIN
                                   FRANKLIN     MUTUAL SHARES       STRATEGIC
                                   SMALL CAP     SECURITIES     INCOME INVESTMENTS
                                  SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                  -----------   -------------   ------------------
INVESTMENT INCOME:
  Dividends.....................   $     184       $   929           $18,285
EXPENSES:
  Mortality and expense
   undertakings.................      (3,102)       (1,919)           (1,780)
                                   ---------       -------           -------
    Net investment income
     (loss).....................      (2,918)         (990)           16,505
                                   ---------       -------           -------
CAPITAL GAINS INCOME............          26        --               --
                                   ---------       -------           -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions........       1,167           191                27
  Net unrealized (depreciation)
   appreciation of investments
   during the period............     448,957        28,653               508
                                   ---------       -------           -------
    Net (loss) gain on
     investments................     450,124        28,844               535
                                   ---------       -------           -------
    Net increase in net assets
     resulting from
     operations.................   $ 447,232       $27,854           $17,040
                                   =========       =======           =======

             ---------------------------------------------------- 9
              ----------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD FROM INCEPTION, JULY 1, 1999, TO DECEMBER 31, 1999

                                         MFS
                                       CAPITAL             MFS               MFS             MFS
                                    OPPORTUNITIES    EMERGING GROWTH    GLOBAL EQUITY      GROWTH
                                     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                    -------------    ---------------    -------------    -----------
INVESTMENT INCOME:
  Dividends.....................      $ --             $  --              $     101       $   5,430
EXPENSES:
  Mortality and expense
   undertakings.................         (6,375)          (12,765)             (116)         (8,158)
                                      ---------        ----------         ---------       ---------
    Net investment (loss).......         (6,375)          (12,765)              (15)         (2,728)
                                      ---------        ----------         ---------       ---------
CAPITAL GAINS INCOME............        --                --                  1,971           7,094
                                      ---------        ----------         ---------       ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions........            442             1,060                 2             202
  Net unrealized appreciation of
   investments during the
   period.......................        482,180         1,704,285             4,664         495,783
                                      ---------        ----------         ---------       ---------
    Net gain on investments.....        482,622         1,705,345             4,666         495,985
                                      ---------        ----------         ---------       ---------
    Net increase in net assets
     resulting from
     operations.................      $ 476,247        $1,692,580         $   6,622       $ 500,351
                                      =========        ==========         =========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 10
              ----------------------------------------------------

                                     MFS                         MFS                       TEMPLETON
                                   GROWTH          MFS           NEW           MFS           ASSET        TEMPLETON
                                 WITH INCOME   HIGH INCOME    DISCOVERY    TOTAL RETURN   ALLOCATION    INTERNATIONAL
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 -----------   -----------   -----------   ------------   -----------   -------------
INVESTMENT INCOME:
  Dividends.....................  $  --        $   --        $   --          $ --          $  --           $--
EXPENSES:
  Mortality and expense
   undertakings.................     (8,327)       (3,554)       (1,803)        (2,288)         (511)        (3,984)
                                  ---------    ----------    ----------      ---------     ---------       --------
    Net investment (loss).......     (8,327)       (3,554)       (1,803)        (2,288)         (511)        (3,984)
                                  ---------    ----------    ----------      ---------     ---------       --------
CAPITAL GAINS INCOME............     --            --            15,390        --             --            --
                                  ---------    ----------    ----------      ---------     ---------       --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions........        (34)           12           153             (7)            5            569
  Net unrealized appreciation of
   investments during the
   period.......................    163,027        19,874       225,243          9,829        19,522        140,647
                                  ---------    ----------    ----------      ---------     ---------       --------
    Net gain on investments.....    162,993        19,886       225,396          9,822        19,527        141,216
                                  ---------    ----------    ----------      ---------     ---------       --------
    Net increase in net assets
     resulting from
     operations.................  $ 154,666    $   16,332    $  238,983      $   7,534     $  19,016       $137,232
                                  =========    ==========    ==========      =========     =========       ========

                                    TEMPLETON
                                    DEVELOPING       TEMPLETON
                                  MARKETS EQUITY   GLOBAL GROWTH
                                   SUB-ACCOUNT      SUB-ACCOUNT
                                  --------------   -------------
INVESTMENT INCOME:
  Dividends.....................      $    54        $     242
EXPENSES:
  Mortality and expense
   undertakings.................         (720)          (1,502)
                                      -------        ---------
    Net investment (loss).......         (666)          (1,260)
                                      -------        ---------
CAPITAL GAINS INCOME............      --                 1,172
                                      -------        ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions........           67               32
  Net unrealized appreciation of
   investments during the
   period.......................       50,339           57,004
                                      -------        ---------
    Net gain on investments.....       50,406           57,036
                                      -------        ---------
    Net increase in net assets
     resulting from
     operations.................      $49,740        $  56,948
                                      =======        =========

            ---------------------------------------------------- 11
              ----------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, JULY 1, 1999, TO DECEMBER 31, 1999

                                      HARTFORD      AMERICAN FUNDS
                                    MONEY MARKET        ASSET         AMERICAN FUNDS    AMERICAN FUNDS
                                        HLS           ALLOCATION           BOND         GLOBAL GROWTH
                                    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                    ------------    --------------    --------------    --------------
OPERATIONS:
  Net investment income
   (loss).......................     $   33,380       $   16,282        $   50,957        $    8,449
  Capital gains income..........              2          126,885           --                155,656
  Net realized gain (loss) on
   security transactions........        --                    31               359             1,389
  Net unrealized (depreciation)
   appreciation of investments
   during the period............        --              (101,506)          (20,553)          729,114
                                     ----------       ----------        ----------        ----------
  Net increase in net assets
   resulting from operations....         33,382           41,692            30,763           894,608
                                     ----------       ----------        ----------        ----------
UNIT TRANSACTIONS:
  Purchases.....................      4,862,876        1,425,884         2,036,552         2,511,217
  Net transfers.................       (951,728)         811,493           598,489           776,934
  Surrenders for benefit
   payments and fees............        (16,795)         (20,917)          (11,656)          (17,812)
  Net annuity transactions......        --               --                --                --
                                     ----------       ----------        ----------        ----------
  Net increase in net assets
   resulting from unit
   transactions.................      3,894,353        2,216,460         2,623,385         3,270,339
                                     ----------       ----------        ----------        ----------
  Net increase in net assets....      3,927,735        2,258,152         2,654,148         4,164,947
NET ASSETS:
  Beginning of period...........        --               --                --                --
                                     ----------       ----------        ----------        ----------
  End of period.................     $3,927,735       $2,258,152        $2,654,148        $4,164,947
                                     ==========       ==========        ==========        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 12
              ----------------------------------------------------

                                 AMERICAN FUNDS                                                                        FRANKLIN
                                  GLOBAL SMALL    AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   REAL ESTATE
                                 CAPITALIZATION       GROWTH       GROWTH-INCOME    INTERNATIONAL      NEW WORLD      SECURITIES
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                 --------------   --------------   --------------   --------------   --------------   -----------
OPERATIONS:
  Net investment income
   (loss).......................   $   (2,120)     $   (36,369)     $    31,499       $    6,947       $    1,060      $     38
  Capital gains income..........       98,577        1,922,000        1,917,941          389,714              435           343
  Net realized gain (loss) on
   security transactions........       (1,737)            (599)             526          (25,899)             999           (25)
  Net unrealized (depreciation)
   appreciation of investments
   during the period............       81,270          736,813       (1,553,997)         534,543          142,203         2,000
                                   ----------      -----------      -----------       ----------       ----------      --------
  Net increase in net assets
   resulting from operations....      175,990        2,621,845          395,969          905,305          144,697         2,356
                                   ----------      -----------      -----------       ----------       ----------      --------
UNIT TRANSACTIONS:
  Purchases.....................      824,033       10,722,699        9,961,708        2,406,935          531,587        89,856
  Net transfers.................      230,437        2,742,725        3,242,751        1,099,087          499,704        14,541
  Surrenders for benefit
   payments and fees............       (4,940)         (58,532)         (55,372)          (9,598)          (5,736)         (843)
  Net annuity transactions......      --               --               --               --               --             --
                                   ----------      -----------      -----------       ----------       ----------      --------
  Net increase in net assets
   resulting from unit
   transactions.................    1,049,530       13,406,892       13,149,087        3,496,424        1,025,555       103,554
                                   ----------      -----------      -----------       ----------       ----------      --------
  Net increase in net assets....    1,225,520       16,028,737       13,545,056        4,401,729        1,170,252       105,910
NET ASSETS:
  Beginning of period...........      --               --               --               --               --             --
                                   ----------      -----------      -----------       ----------       ----------      --------
  End of period.................   $1,225,520      $16,028,737      $13,545,056       $4,401,729       $1,170,252      $105,910
                                   ==========      ===========      ===========       ==========       ==========      ========

                                                                     FRANKLIN
                                   FRANKLIN     MUTUAL SHARES       STRATEGIC
                                   SMALL CAP     SECURITIES     INCOME INVESTMENTS
                                  SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                  -----------   -------------   ------------------
OPERATIONS:
  Net investment income
   (loss).......................  $   (2,918)     $   (990)          $ 16,505
  Capital gains income..........          26        --               --
  Net realized gain (loss) on
   security transactions........       1,167           191                 27
  Net unrealized (depreciation)
   appreciation of investments
   during the period............     448,957        28,653                508
                                  ----------      --------           --------
  Net increase in net assets
   resulting from operations....     447,232        27,854             17,040
                                  ----------      --------           --------
UNIT TRANSACTIONS:
  Purchases.....................     630,903       649,702             97,027
  Net transfers.................     654,035       175,147            660,466
  Surrenders for benefit
   payments and fees............      (7,543)       (2,515)            (9,817)
  Net annuity transactions......      --            --               --
                                  ----------      --------           --------
  Net increase in net assets
   resulting from unit
   transactions.................   1,277,395       822,334            747,676
                                  ----------      --------           --------
  Net increase in net assets....   1,724,627       850,188            764,716
NET ASSETS:
  Beginning of period...........      --            --               --
                                  ----------      --------           --------
  End of period.................  $1,724,627      $850,188           $764,716
                                  ==========      ========           ========

            ---------------------------------------------------- 13
              ----------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD FROM INCEPTION, JULY 1, 1999, TO DECEMBER 31, 1999

                                         MFS
                                       CAPITAL             MFS               MFS             MFS
                                    OPPORTUNITIES    EMERGING GROWTH    GLOBAL EQUITY      GROWTH
                                     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                    -------------    ---------------    -------------    -----------
OPERATIONS:
  Net investment (loss)
   income.......................     $   (6,375)       $  (12,765)        $    (15)      $   (2,728)
  Capital gains income..........        --                --                 1,971            7,094
  Net realized gain (loss) on
   security transactions........            442             1,060                2              202
  Net unrealized appreciation of
   investments during the
   period.......................        482,180         1,704,285            4,664          495,783
                                     ----------        ----------         --------       ----------
  Net increase in net assets
   resulting from operations....        476,247         1,692,580            6,622          500,351
                                     ----------        ----------         --------       ----------
UNIT TRANSACTIONS:
  Purchases.....................      2,513,108         3,239,426           96,068        1,951,955
  Net transfers.................        445,144         1,236,084           28,845        1,134,814
  Surrenders for benefit and
   payments and fees............         (5,628)           (9,337)             (16)         (10,150)
  Net annuity transactions......        --                --                --               --
                                     ----------        ----------         --------       ----------
  Net increase in net assets
   resulting from unit
   transactions.................      2,952,624         4,466,173          124,897        3,076,619
                                     ----------        ----------         --------       ----------
  Net increase in net assets....      3,428,871         6,158,753          131,519        3,576,970
NET ASSETS:
  Beginning of period...........        --                --                --               --
                                     ----------        ----------         --------       ----------
  End of period.................     $3,428,871        $6,158,753         $131,519       $3,576,970
                                     ==========        ==========         ========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 14
              ----------------------------------------------------

                                     MFS                         MFS                       TEMPLETON
                                   GROWTH          MFS           NEW           MFS           ASSET        TEMPLETON
                                 WITH INCOME   HIGH INCOME    DISCOVERY    TOTAL RETURN   ALLOCATION    INTERNATIONAL
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 -----------   -----------   -----------   ------------   -----------   -------------
OPERATIONS:
  Net investment (loss)
   income....................... $   (8,327)   $   (3,554)     $ (1,803)    $   (2,288)    $   (511)     $   (3,984)
  Capital gains income..........     --            --            15,390        --            --             --
  Net realized gain (loss) on
   security transactions........        (34)           12           153             (7)           5             569
  Net unrealized appreciation of
   investments during the
   period.......................    163,027        19,874       225,243          9,829       19,522         140,647
                                 ----------    ----------      --------     ----------     --------      ----------
  Net increase in net assets
   resulting from operations....    154,666        16,332       238,983          7,534       19,016         137,232
                                 ----------    ----------      --------     ----------     --------      ----------
UNIT TRANSACTIONS:
  Purchases.....................  2,159,882       977,701       393,804        968,780      236,918         997,440
  Net transfers.................  1,020,966       191,978       276,347        290,507       76,346         324,351
  Surrenders for benefit and
   payments and fees............     (8,826)       (5,236)       (3,746)        (6,076)      (2,910)         (4,060)
  Net annuity transactions......     --            --            --            --            --             --
                                 ----------    ----------      --------     ----------     --------      ----------
  Net increase in net assets
   resulting from unit
   transactions.................  3,172,022     1,164,443       666,405      1,253,211      310,354       1,317,731
                                 ----------    ----------      --------     ----------     --------      ----------
  Net increase in net assets....  3,326,688     1,180,775       905,388      1,260,745      329,370       1,454,963
NET ASSETS:
  Beginning of period...........     --            --            --            --            --             --
                                 ----------    ----------      --------     ----------     --------      ----------
  End of period................. $3,326,688    $1,180,775      $905,388     $1,260,745     $329,370      $1,454,963
                                 ==========    ==========      ========     ==========     ========      ==========

                                    TEMPLETON
                                    DEVELOPING       TEMPLETON
                                  MARKETS EQUITY   GLOBAL GROWTH
                                   SUB-ACCOUNT      SUB-ACCOUNT
                                  --------------   -------------
OPERATIONS:
  Net investment (loss)
   income.......................     $   (666)        $ (1,260)
  Capital gains income..........      --                 1,172
  Net realized gain (loss) on
   security transactions........           67               32
  Net unrealized appreciation of
   investments during the
   period.......................       50,339           57,004
                                     --------         --------
  Net increase in net assets
   resulting from operations....       49,740           56,948
                                     --------         --------
UNIT TRANSACTIONS:
  Purchases.....................      195,729          615,160
  Net transfers.................       56,350          270,275
  Surrenders for benefit and
   payments and fees............       (2,083)          (3,472)
  Net annuity transactions......      --               --
                                     --------         --------
  Net increase in net assets
   resulting from unit
   transactions.................      249,996          881,963
                                     --------         --------
  Net increase in net assets....      299,736          938,911
NET ASSETS:
  Beginning of period...........      --               --
                                     --------         --------
  End of period.................     $299,736         $938,911
                                     ========         ========

            ---------------------------------------------------- 15
              ----------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

 1.  ORGANIZATION:

    Separate Account Seven (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in various mutual funds (the Funds) as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Deductions and Charges -- Certain amounts are deducted from the Contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks which the company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.15% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

______________________________________ 16 ______________________________________

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Seven (Hartford Money Market HLS, American Funds Asset Allocation, American Funds Bond, American Funds Global Growth, American Funds Global Small Capitalization, American Funds Growth, American Funds Growth-Income, American Funds International, American Funds New World, Franklin Real Estate Securities, Franklin Small Cap, Mutual Shares Securities, Franklin Strategic Income Investments, MFS Capital Opportunities, MFS Emerging Growth, MFS Global Equity, MFS Growth, MFS Growth with Income, MFS High Income, MFS New Discovery, MFS Total Return, Templeton Asset Allocation, Templeton International, Templeton Developing Markets Equity, and Templeton Global Growth sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the period presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the period presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

______________________________________ 17 ______________________________________

                 (This page has been left blank intentionally.)

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1999

                                      HARTFORD      AMERICAN FUNDS
                                    MONEY MARKET        ASSET         AMERICAN FUNDS    AMERICAN FUNDS
                                        HLS           ALLOCATION           BOND         GLOBAL GROWTH
                                    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                    ------------    --------------    --------------    --------------
ASSETS:
  Investments in the Hartford
   Money Market HLS Fund:
    Hartford Money Market HLS
     Fund, Inc. - Class IA
      Shares 4,834,594
      Cost $4,834,594
      Market Value..............     $4,834,594          --                --                --
  Investments in American Funds
   Insurance Series:
    Asset Allocation Fund
      Shares 750,527
      Cost $11,826,994
      Market Value..............        --           $11,302,929           --                --
    Bond Fund
      Shares 403,982
      Cost $3,967,969
      Market Value..............        --               --             $3,934,782           --
    Global Growth Fund
      Shares 577,199
      Cost $10,475,370
      Market Value..............        --               --                --            $12,357,820
    Global Small Capitalization
     Fund
      Shares 467,904
      Cost $7,471,027
      Market Value..............        --               --                --                --
    Growth Fund
      Shares 714,974
      Cost $49,188,239
      Market Value..............        --               --                --                --
    Growth-Income Fund
      Shares 1,508,680
      Cost $55,632,088
      Market Value..............        --               --                --                --
    International Fund
      Shares 635,091
      Cost $14,985,288
      Market Value..............        --               --                --                --
    New World Fund
      Shares 409,985
      Cost $4,245,642
      Market Value..............        --               --                --                --
  Investments in the Franklin
   Templeton Variable Insurance
   Products Trust:
    Real Estate Securities Fund
      Shares 26,404
      Cost $388,845
      Market Value..............        --               --                --                --
    Small Cap Fund
      Shares 128,525
      Cost $2,708,869
      Market Value..............        --               --                --                --
    Mutual Shares Securities
     Fund
      Shares 290,756
      Cost $3,811,532
      Market Value..............        --               --                --                --
    Investments in the Templeton
     Variable Products Series
     Fund:
    Franklin Strategic Income
     Investments Fund
      Shares 90,218
      Cost $902,687
      Market Value..............        --               --                --                --
  Due from Hartford Life and
   Annuity Insurance Company....        --               108,667             5,554           122,562
  Receivable for fund shares
   sold.........................          8,193          --                --                --
                                     ----------      -----------        ----------       -----------
  Total Assets..................      4,842,787       11,411,596         3,940,336        12,480,382
                                     ----------      -----------        ----------       -----------
LIABILITIES:
  Due to Hartford Life and
   Annuity Insurance Company....          8,112          --                --                --
  Payable for fund shares
   purchased....................        --               108,673             5,555           122,564
                                     ----------      -----------        ----------       -----------
  Total Liabilities.............          8,112          108,673             5,555           122,564
                                     ----------      -----------        ----------       -----------
  Net Assets (variable annuity
   contract liabilities)........     $4,834,675      $11,302,923        $3,934,781       $12,357,818
                                     ==========      ===========        ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 18
              ----------------------------------------------------

                                 AMERICAN FUNDS                                                                        FRANKLIN
                                  GLOBAL SMALL    AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   REAL ESTATE
                                 CAPITALIZATION       GROWTH       GROWTH-INCOME    INTERNATIONAL      NEW WORLD      SECURITIES
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                 --------------   --------------   --------------   --------------   --------------   -----------
ASSETS:
  Investments in the Hartford
   Money Market HLS Fund:
    Hartford Money Market HLS
     Fund, Inc. - Class IA
      Shares 4,834,594
      Cost $4,834,594
      Market Value..............      --               --               --               --               --             --
  Investments in American Funds
   Insurance Series:
    Asset Allocation Fund
      Shares 750,527
      Cost $11,826,994
      Market Value..............      --               --               --               --               --             --
    Bond Fund
      Shares 403,982
      Cost $3,967,969
      Market Value..............      --               --               --               --               --             --
    Global Growth Fund
      Shares 577,199
      Cost $10,475,370
      Market Value..............      --               --               --               --               --             --
    Global Small Capitalization
     Fund
      Shares 467,904
      Cost $7,471,027
      Market Value..............  $ 8,122,818          --               --               --               --             --
    Growth Fund
      Shares 714,974
      Cost $49,188,239
      Market Value..............      --           $50,455,740          --               --               --             --
    Growth-Income Fund
      Shares 1,508,680
      Cost $55,632,088
      Market Value..............      --               --           $49,892,033          --               --             --
    International Fund
      Shares 635,091
      Cost $14,985,288
      Market Value..............      --               --               --           $16,975,973          --             --
    New World Fund
      Shares 409,985
      Cost $4,245,642
      Market Value..............      --               --               --               --            $4,825,525        --
  Investments in the Franklin
   Templeton Variable Insurance
   Products Trust:
    Real Estate Securities Fund
      Shares 26,404
      Cost $388,845
      Market Value..............      --               --               --               --               --           $392,897
    Small Cap Fund
      Shares 128,525
      Cost $2,708,869
      Market Value..............      --               --               --               --               --             --
    Mutual Shares Securities
     Fund
      Shares 290,756
      Cost $3,811,532
      Market Value..............      --               --               --               --               --             --
    Investments in the Templeton
     Variable Products Series
     Fund:
    Franklin Strategic Income
     Investments Fund
      Shares 90,218
      Cost $902,687
      Market Value..............      --               --               --               --               --             --
  Due from Hartford Life and
   Annuity Insurance Company....       83,195          705,288          325,330          561,199           13,833        --
  Receivable for fund shares
   sold.........................      --               --               --               --               --             --
                                  -----------      -----------      -----------      -----------       ----------      --------
  Total Assets..................    8,206,013       51,161,028       50,217,363       17,537,172        4,839,358       392,897
                                  -----------      -----------      -----------      -----------       ----------      --------
LIABILITIES:
  Due to Hartford Life and
   Annuity Insurance Company....      --               --               --               --               --                 30
  Payable for fund shares
   purchased....................       83,194          705,279          325,325          561,200           13,833        --
                                  -----------      -----------      -----------      -----------       ----------      --------
  Total Liabilities.............       83,194          705,279          325,325          561,200           13,833            30
                                  -----------      -----------      -----------      -----------       ----------      --------
  Net Assets (variable annuity
   contract liabilities)........  $ 8,122,819      $50,455,749      $49,892,038      $16,975,972       $4,825,525      $392,867
                                  ===========      ===========      ===========      ===========       ==========      ========

                                                                     FRANKLIN
                                   FRANKLIN     MUTUAL SHARES       STRATEGIC
                                   SMALL CAP     SECURITIES     INCOME INVESTMENTS
                                  SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                  -----------   -------------   ------------------
ASSETS:
  Investments in the Hartford
   Money Market HLS Fund:
    Hartford Money Market HLS
     Fund, Inc. - Class IA
      Shares 4,834,594
      Cost $4,834,594
      Market Value..............      --            --               --
  Investments in American Funds
   Insurance Series:
    Asset Allocation Fund
      Shares 750,527
      Cost $11,826,994
      Market Value..............      --            --               --
    Bond Fund
      Shares 403,982
      Cost $3,967,969
      Market Value..............      --            --               --
    Global Growth Fund
      Shares 577,199
      Cost $10,475,370
      Market Value..............      --            --               --
    Global Small Capitalization
     Fund
      Shares 467,904
      Cost $7,471,027
      Market Value..............      --            --               --
    Growth Fund
      Shares 714,974
      Cost $49,188,239
      Market Value..............      --            --               --
    Growth-Income Fund
      Shares 1,508,680
      Cost $55,632,088
      Market Value..............      --            --               --
    International Fund
      Shares 635,091
      Cost $14,985,288
      Market Value..............      --            --               --
    New World Fund
      Shares 409,985
      Cost $4,245,642
      Market Value..............      --            --               --
  Investments in the Franklin
   Templeton Variable Insurance
   Products Trust:
    Real Estate Securities Fund
      Shares 26,404
      Cost $388,845
      Market Value..............      --            --               --
    Small Cap Fund
      Shares 128,525
      Cost $2,708,869
      Market Value..............  $3,443,182        --               --
    Mutual Shares Securities
     Fund
      Shares 290,756
      Cost $3,811,532
      Market Value..............      --         $3,852,516          --
    Investments in the Templeton
     Variable Products Series
     Fund:
    Franklin Strategic Income
     Investments Fund
      Shares 90,218
      Cost $902,687
      Market Value..............      --            --               $898,571
  Due from Hartford Life and
   Annuity Insurance Company....      --             20,083          --
  Receivable for fund shares
   sold.........................      64,584        --               --
                                  ----------     ----------          --------
  Total Assets..................   3,507,766      3,872,599           898,571
                                  ----------     ----------          --------
LIABILITIES:
  Due to Hartford Life and
   Annuity Insurance Company....      64,586        --                     37
  Payable for fund shares
   purchased....................      --             20,083          --
                                  ----------     ----------          --------
  Total Liabilities.............      64,586         20,083                37
                                  ----------     ----------          --------
  Net Assets (variable annuity
   contract liabilities)........  $3,443,180     $3,852,516          $898,534
                                  ==========     ==========          ========

            ---------------------------------------------------- 19
              ----------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                         MFS
                                       CAPITAL             MFS               MFS             MFS
                                    OPPORTUNITIES    EMERGING GROWTH    GLOBAL EQUITY      GROWTH
                                     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                    -------------    ---------------    -------------    -----------
ASSETS:
  Investments in the MFS
   Variable Insurance Trust:
    Captial Opportunities Series
      Shares 265,821
      Cost $4,927,430
      Market Value..............     $5,776,295           --                --               --
    Emerging Growth Series
      Shares 270,260
      Cost $7,633,757
      Market Value..............        --             $10,253,678          --               --
    Global Equity Series
      Shares 23,361
      Cost $257,939
      Market Value..............        --                --              $281,497           --
    Growth Series
      Shares 748,472
      Cost $9,051,819
      Market Value..............        --                --                --           $10,441,189
    Growth with Income Series
      Shares 458,720
      Cost $9,293,484
      Market Value..............        --                --                --               --
    High Income Series
      Shares 164,933
      Cost $1,866,207
      Market Value..............        --                --                --               --
    New Discovery Series
      Shares 109,051
      Cost $1,543,273
      Market Value..............        --                --                --               --
    Total Return Series
      Shares 155,736
      Cost $2,740,072
      Market Value..............        --                --                --               --
    Investments in the Templeton
     Variable Products Series
     Fund:
      Templeton Asset Allocation
       Fund
        Shares 43,631
        Cost $946,759
        Market Value............        --                --                --               --
      Templeton International
       Fund
        Shares 95,280
        Cost $1,910,697
      Market Value..............        --                --                --               --
    Investments in the Franklin
     Templeton Variable
     Insurance Products Trust:
    Templeton Developing Markets
     Equity Fund
      Shares 97,163
      Cost $890,346
      Market Value..............        --                --                --               --
    Templeton Global Growth Fund
      Shares 141,277
      Cost $2,054,554
      Market Value..............        --                --                --               --
    Due from Hartford Life and
     Annuity Insurance
     Company....................        129,008            220,700             206            97,731
    Receivable for fund shares
     sold.......................        --                --                --               --
                                     ----------        -----------        --------       -----------
    Total Assets................      5,905,303         10,474,378         281,703        10,538,920
                                     ----------        -----------        --------       -----------
LIABILITIES:
    Due to Hartford Life and
     Annuity Insurance
     Company....................        --                --                --               --
    Payable for fund shares
     purchased..................        128,996            220,693             206            97,730
                                     ----------        -----------        --------       -----------
    Total Liabilities...........        128,996            220,693             206            97,730
                                     ----------        -----------        --------       -----------
    Net Assets (variable annuity
     contract liabilities)......     $5,776,307        $10,253,685        $281,497       $10,441,190
                                     ==========        ===========        ========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 20
              ----------------------------------------------------

                                     MFS                         MFS                       TEMPLETON
                                   GROWTH          MFS           NEW           MFS           ASSET        TEMPLETON
                                 WITH INCOME   HIGH INCOME    DISCOVERY    TOTAL RETURN   ALLOCATION    INTERNATIONAL
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 -----------   -----------   -----------   ------------   -----------   -------------
ASSETS:
  Investments in the MFS
   Variable Insurance Trust:
    Captial Opportunities Series
      Shares 265,821
      Cost $4,927,430
      Market Value..............     --            --            --            --             --            --
    Emerging Growth Series
      Shares 270,260
      Cost $7,633,757
      Market Value..............     --            --            --            --             --            --
    Global Equity Series
      Shares 23,361
      Cost $257,939
      Market Value..............     --            --            --            --             --            --
    Growth Series
      Shares 748,472
      Cost $9,051,819
      Market Value..............     --            --            --            --             --            --
    Growth with Income Series
      Shares 458,720
      Cost $9,293,484
      Market Value.............. $9,775,327        --            --            --             --            --
    High Income Series
      Shares 164,933
      Cost $1,866,207
      Market Value..............     --        $1,895,083        --            --             --            --
    New Discovery Series
      Shares 109,051
      Cost $1,543,273
      Market Value..............     --            --        $1,883,312        --             --            --
    Total Return Series
      Shares 155,736
      Cost $2,740,072
      Market Value..............     --            --            --         $2,764,321        --            --
    Investments in the Templeton
     Variable Products Series
     Fund:
      Templeton Asset Allocation
       Fund
        Shares 43,631
        Cost $946,759
        Market Value............     --            --            --            --         $1,015,298        --
      Templeton International
       Fund
        Shares 95,280
        Cost $1,910,697
      Market Value..............     --            --            --            --             --         $2,108,545
    Investments in the Franklin
     Templeton Variable
     Insurance Products Trust:
    Templeton Developing Markets
     Equity Fund
      Shares 97,163
      Cost $890,346
      Market Value..............     --            --            --            --             --            --
    Templeton Global Growth Fund
      Shares 141,277
      Cost $2,054,554
      Market Value..............     --            --            --            --             --            --
    Due from Hartford Life and
     Annuity Insurance
     Company....................     45,162        11,772         9,698         17,626        10,057         16,229
    Receivable for fund shares
     sold.......................     --            --            --            --             --            --
                                 ----------    ----------    ----------     ----------    ----------     ----------
    Total Assets................  9,820,489     1,906,855     1,893,010      2,781,947     1,025,355      2,124,774
                                 ----------    ----------    ----------     ----------    ----------     ----------
LIABILITIES:
    Due to Hartford Life and
     Annuity Insurance
     Company....................     --            --            --            --             --            --
    Payable for fund shares
     purchased..................     45,165        11,772         9,698         17,625        10,058         16,230
                                 ----------    ----------    ----------     ----------    ----------     ----------
    Total Liabilities...........     45,165        11,772         9,698         17,625        10,058         16,230
                                 ----------    ----------    ----------     ----------    ----------     ----------
    Net Assets (variable annuity
     contract liabilities)...... $9,775,324    $1,895,083    $1,883,312     $2,764,322    $1,015,297     $2,108,544
                                 ==========    ==========    ==========     ==========    ==========     ==========

                                    TEMPLETON
                                    DEVELOPING       TEMPLETON
                                  MARKETS EQUITY   GLOBAL GROWTH
                                   SUB-ACCOUNT      SUB-ACCOUNT
                                  --------------   -------------
ASSETS:
  Investments in the MFS
   Variable Insurance Trust:
    Captial Opportunities Series
      Shares 265,821
      Cost $4,927,430
      Market Value..............       --              --
    Emerging Growth Series
      Shares 270,260
      Cost $7,633,757
      Market Value..............       --              --
    Global Equity Series
      Shares 23,361
      Cost $257,939
      Market Value..............       --              --
    Growth Series
      Shares 748,472
      Cost $9,051,819
      Market Value..............       --              --
    Growth with Income Series
      Shares 458,720
      Cost $9,293,484
      Market Value..............       --              --
    High Income Series
      Shares 164,933
      Cost $1,866,207
      Market Value..............       --              --
    New Discovery Series
      Shares 109,051
      Cost $1,543,273
      Market Value..............       --              --
    Total Return Series
      Shares 155,736
      Cost $2,740,072
      Market Value..............       --              --
    Investments in the Templeton
     Variable Products Series
     Fund:
      Templeton Asset Allocation
       Fund
        Shares 43,631
        Cost $946,759
        Market Value............       --              --
      Templeton International
       Fund
        Shares 95,280
        Cost $1,910,697
      Market Value..............       --              --
    Investments in the Franklin
     Templeton Variable
     Insurance Products Trust:
    Templeton Developing Markets
     Equity Fund
      Shares 97,163
      Cost $890,346
      Market Value..............    $1,019,242         --
    Templeton Global Growth Fund
      Shares 141,277
      Cost $2,054,554
      Market Value..............       --           $2,203,925
    Due from Hartford Life and
     Annuity Insurance
     Company....................        25,971         --
    Receivable for fund shares
     sold.......................       --              --
                                    ----------      ----------
    Total Assets................     1,045,213       2,203,925
                                    ----------      ----------
LIABILITIES:
    Due to Hartford Life and
     Annuity Insurance
     Company....................       --                   87
    Payable for fund shares
     purchased..................        25,972         --
                                    ----------      ----------
    Total Liabilities...........        25,972              87
                                    ----------      ----------
    Net Assets (variable annuity
     contract liabilities)......    $1,019,241      $2,203,838
                                    ==========      ==========

            ---------------------------------------------------- 21
              ----------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Hartford Money Market HLS Fund
   1.5%............................    2,074,158   $ 1.016961  $  2,109,338
  Hartford Money Market HLS Fund
   1.65%...........................       71,247     1.016589        72,429
  Hartford Money Market HLS Fund
   1.4%............................      764,248     1.017478       777,606
  Hartford Money Market HLS Fund
   .80%............................      206,879     1.009271       208,797
  Hartford Money Market HLS Fund
   1.25%...........................    1,636,654     1.018239     1,666,505
  Asset Allocation Fund 1.5%.......       87,462     9.763857       853,968
  Asset Allocation Fund 1.65%......          375     9.760205         3,662
  Asset Allocation Fund 1.25%......      876,015     9.776112     8,564,018
  Asset Allocation Fund 1.4%.......      175,200     9.768759     1,711,489
  Asset Allocation Fund .80%.......       15,779    10.542607       166,355
  Asset Allocation Fund .95%.......          326    10.539231         3,431
  Bond Funds 1.5%..................       52,995    10.093283       534,893
  Bond Funds 1.65%.................          296    10.089521         2,985
  Bond Funds 1.25%.................      260,877    10.105950     2,636,406
  Bond Funds 1.4%..................       74,247    10.098350       749,774
  Bond Funds .80%..................        1,050    10.215146        10,723
  Global Growth Fund 1.5%..........      104,986    13.962993     1,465,922
  Global Growth Fund 1.65%.........           67    13.957799           935
  Global Growth Fund 1.25%.........      642,755    13.980455     8,986,014
  Global Growth Fund 1.4%..........      121,545    13.969976     1,697,976
  Global Growth Fund .80%..........       14,192    13.738117       194,966
  Global Growth Fund .95%..........          874    13.733732        12,005
  Global Small Capitalization Fund
   1.5%............................       83,214    13.767193     1,145,626
  Global Small Capitalization Fund
   1.65%...........................          203    13.762055         2,798
  Global Small Capitalization Fund
   1.25%...........................      405,681    13.784415     5,592,081
  Global Small Capitalization Fund
   1.4%............................       96,623    13.774075     1,330,898
  Global Small Capitalization Fund
   .80%............................        3,875    12.864359        49,845
  Global Small Capitalization Fund
   .95%............................          122    12.860263         1,571
  Growth Fund 1.5%.................      249,621    12.502121     3,120,797
  Growth Fund 1.65%................          896    12.497460        11,193
  Growth Fund 1.25%................    3,037,420    12.517781    38,021,763
  Growth Fund 1.4%.................      669,105    12.508384     8,369,423
  Growth Fund .80%.................       68,214    12.865591       877,609
  Growth Fund .95%.................        4,274    12.861482        54,964
  Growth-Income Fund 1.5%..........      420,107     9.579464     4,024,401
  Growth-Income Fund 1.65%.........        1,108     9.575882        10,606
  Growth-Income Fund 1.25%.........    3,467,764     9.591485    33,261,005
  Growth-Income Fund 1.4%..........    1,221,950     9.584268    11,711,494
  Growth-Income Fund .80%..........       73,889    10.667962       788,243
  Growth-Income Fund .95%..........        9,029    10.664545        96,289
  International Fund 1.5%..........      173,580    14.644814     2,542,043
  International Fund 1.65%.........          265    14.639368         3,885
  International Fund 1.25%.........      763,939    14.663115    11,201,728
  International Fund 1.4%..........      211,632    14.652129     3,100,853
  International Fund .80%..........        6,859    13.799473        94,647
  International Fund .95%..........        2,379    13.795072        32,816
  New World Fund 1.5%..............       34,388    11.644005       400,413
  New World Fund 1.25%.............      318,002    11.658593     3,707,459
  New World Fund 1.4%..............       43,228    11.649838       503,596
  New World Fund .80%..............       13,865    12.227288       169,536
  New World Fund .95%..............        3,642    12.223385        44,521
  Real Estate Securities Fund
   1.4%............................        8,001     8.834957        70,687
  Real Estate Securities Fund
   1.5%............................          556     8.830523         4,914
  Real Estate Securities Fund
   1.25%...........................       35,883     8.841604       317,266
  Small Cap Fund 1.65%.............           68    16.630728         1,129
  Small Cap Fund 1.4%..............       55,787    16.645221       928,593
  Small Cap Fund .80%..............        3,281    15.792122        51,819

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 22
              ----------------------------------------------------

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
  Small Cap Fund 1.25%.............      127,349   $16.657685  $  2,121,333
  Small Cap Fund 1.5%..............       20,455    16.636909       340,306
  Mutual Shares Securities Fund
   1.5%............................       37,456     9.783931       366,469
  Mutual Shares Securities Fund
   1.4%............................       58,310     9.788843       570,787
  Mutual Shares Securities Fund
   .80%............................          878    10.820902         9,501
  Mutual Shares Securities Fund
   1.25%...........................      296,621     9.796213     2,905,759
  Franklin Strategic Income
   Investments Fund 1.5%...........       18,907    10.176193       192,402
  Franklin Strategic Income
   Investments Fund 1.4%...........       25,087    10.181293       255,423
  Franklin Strategic Income
   Investments Fund 1.25%..........       44,235    10.188959       450,709
  Capital Opportunities Series
   1.5%............................       26,869    12.203397       327,891
  Capital Opportunities Series
   1.65%...........................          613    12.198850         7,476
  Capital Opportunities Series
   1.4%............................      115,379    12.209515     1,408,719
  Capital Opportunities Series
   .80%............................        9,747    12.923763       125,969
  Capital Opportunities Series
   .95%............................          251    12.919637         3,244
  Capital Opportunities Series
   1.25%...........................      315,840    12.218688     3,859,154
  Emerging Growth Series 1.5%......       48,459    15.402545       746,394
  Emerging Growth Series 1.65%.....          216    15.396821         3,324
  Emerging Growth Series 1.4%......       97,184    15.410232     1,497,633
  Emerging Growth Series .80%......        6,126    15.486126        94,865
  Emerging Growth Series 1.25%.....      510,071    15.421795     7,866,218
  Global Equity Series 1.5%........        3,841    11.585770        44,498
  Global Equity Series 1.4%........        5,874    11.591574        68,094
  Global Equity Series 1.25%.......       14,560    11.600282       168,905
  Growth Series 1.5%...............       48,051    12.001263       576,670
  Growth Series 1.65%..............          178    11.996788         2,141
  Growth Series 1.4%...............      206,422    12.007270     2,478,566
  Growth Series .80%...............        6,787    12.475323        84,672
  Growth Series .95%...............          127    12.471334         1,581
  Growth Series 1.25%..............      603,672    12.016294     7,253,905
  Growth with Income Series 1.5%...       57,782     9.950259       574,945
  Growth with Income Series 1.4%...      260,156     9.955242     2,589,914
  Growth with Income Series .80%...       24,789    11.140286       276,154
  Growth with Income Series .95%...          682    11.136718         7,596
  Growth with Income Series
   1.25%...........................      635,038     9.962740     6,326,715
  High Income Series 1.5%..........       18,321    10.039968       183,942
  High Income Series 1.65%.........          199    10.036216         1,993
  High Income Series 1.4%..........       38,888    10.044992       390,628
  High Income Series .80%..........        4,284    10.256453        43,934
  High Income Series 1.25%.........      126,792    10.052557     1,274,586
  New Discovery Series 1.5%........       18,944    14.318332       271,245
  New Discovery Series 1.4%........       34,123    14.325485       488,834
  New Discovery Series .80%........        2,276    15.447904        35,156
  New Discovery Series 1.25%.......       75,897    14.336247     1,088,077
  Total Return Series 1.5%.........       27,654     9.688322       267,922
  Total Return Series 1.65%........          512     9.684701         4,956
  Total Return Series 1.4%.........       52,252     9.693183       506,484
  Total Return Series .80%.........       10,142    10.346954       104,938
  Total Return Series 1.25%........      193,807     9.700481     1,880,022
  Templeton Asset Allocation Fund
   1.5%............................        5,725    10.855332        62,148
  Templeton Asset Allocation Fund
   1.4%............................       12,669    10.860766       137,594
  Templeton Asset Allocation Fund
   .80%............................        2,261    11.197144        25,315
  Templeton Asset Allocation Fund
   1.25%...........................       72,706    10.868937       790,240
  Templeton International Fund
   1.5%............................       78,674    10.946563       861,205
  Templeton International Fund
   1.65%...........................           97    10.942481         1,058
  Templeton International Fund
   1.4%............................       15,020    10.952050       164,501
  Templeton International Fund
   .80%............................           83    11.343193           937
  Templeton International Fund
   1.25%...........................       83,869    10.960275       919,230
  Templeton Developing Markets
   Equity Fund 1.5%................       17,367    11.108629       192,923

            ---------------------------------------------------- 23
              ----------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                        UNITS
                                       OWNED BY       UNIT       CONTRACT
                                     PARTICIPANTS    PRICE      LIABILITY
                                     ------------  ----------  ------------
  Templeton Developing Markets
   Equity Fund 1.4%................       15,369    11.114200       170,818
  Templeton Developing Markets
   Equity Fund .80%................        2,331    12.735770        29,681
  Templeton Developing Markets
   Equity Fund 1.25%...............       56,266    11.122555       625,819
  Templeton Global Growth Fund
   1.5%............................       33,037    10.605862       350,387
  Templeton Global Growth Fund
   1.4%............................       18,982    10.611177       201,425
  Templeton Global Growth Fund
   .80%............................        1,356    11.265124        15,279
  Templeton Global Growth Fund
   1.25%...........................      154,132    10.619149     1,636,747
                                                               ------------
  SUB-TOTAL INDIVIDUAL.............                             220,412,664
                                                               ------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
  Capital Opportunities............        3,589    12.218688        43,854
  Emerging Growth..................        2,934    15.421795        45,251
  Growth...........................        3,633    12.016294        43,655
  Templeton International Fund.....       14,745    10.960275       161,613
                                                               ------------
  SUB-TOTAL........................                                 294,373
                                                               ------------
GRAND TOTAL:.......................                            $220,707,037
                                                               ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 24
              ----------------------------------------------------

                 (This page has been left blank intentionally.)

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE PERIOD FROM INCEPTION, JULY 1, 1999, TO DECEMBER 31, 1999

                                      HARTFORD      AMERICAN FUNDS
                                    MONEY MARKET        ASSET         AMERICAN FUNDS    AMERICAN FUNDS
                                        HLS           ALLOCATION           BOND         GLOBAL GROWTH
                                    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                    ------------    --------------    --------------    --------------
INVESTMENT INCOME:
  Dividends.....................      $ 46,468        $ 107,085          $ 70,666         $   48,518
EXPENSES:
  Mortality and expense
   undertakings.................       (12,396)         (24,079)           (7,701)           (21,470)
                                      --------        ---------          --------         ----------
    Net investment income
     (loss).....................        34,072           83,006            62,965             27,048
                                      --------        ---------          --------         ----------
CAPITAL GAINS INCOME............             2          625,352           --                 432,861
                                      --------        ---------          --------         ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions........        --                 (693)               80              4,145
  Net unrealized (depreciation)
   appreciation of investments
   during the period............        --             (524,065)          (33,186)         1,882,450
                                      --------        ---------          --------         ----------
    Net (loss) gain on
     investments................        --             (524,758)          (33,106)         1,886,595
                                      --------        ---------          --------         ----------
    Net increase in net assets
     resulting from
     operations.................      $ 34,074        $ 183,600          $ 29,859         $2,346,504
                                      ========        =========          ========         ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 26
              ----------------------------------------------------

                                 AMERICAN FUNDS                                                                        FRANKLIN
                                  GLOBAL SMALL    AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   REAL ESTATE
                                 CAPITALIZATION       GROWTH       GROWTH-INCOME    INTERNATIONAL      NEW WORLD      SECURITIES
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                 --------------   --------------   --------------   --------------   --------------   -----------
INVESTMENT INCOME:
  Dividends.....................   $  --            $  --           $   217,556       $   50,483        $ 16,169        $  247
EXPENSES:
  Mortality and expense
   undertakings.................      (17,908)         (84,203)        (107,465)         (29,283)        (13,461)         (870)
                                   ----------       ----------      -----------       ----------        --------        ------
    Net investment income
     (loss).....................      (17,908)         (84,203)         110,091           21,200           2,708          (623)
                                   ----------       ----------      -----------       ----------        --------        ------
CAPITAL GAINS INCOME............      620,472        5,334,235        7,081,509        1,256,215           1,824           343
                                   ----------       ----------      -----------       ----------        --------        ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions........        1,272            1,809               52            1,316            (210)            3
  Net unrealized (depreciation)
   appreciation of investments
   during the period............      651,790        1,267,501       (5,740,055)       1,990,685         579,884         4,051
                                   ----------       ----------      -----------       ----------        --------        ------
    Net (loss) gain on
     investments................      653,062        1,269,310       (5,740,003)       1,992,001         579,674         4,054
                                   ----------       ----------      -----------       ----------        --------        ------
    Net increase in net assets
     resulting from
     operations.................   $1,255,626       $6,519,342      $ 1,451,597       $3,269,416        $584,206        $3,774
                                   ==========       ==========      ===========       ==========        ========        ======

                                                                     FRANKLIN
                                   FRANKLIN     MUTUAL SHARES       STRATEGIC
                                   SMALL CAP     SECURITIES     INCOME INVESTMENTS
                                  SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                  -----------   -------------   ------------------
INVESTMENT INCOME:
  Dividends.....................    $     24       $33,504           $ 23,286
EXPENSES:
  Mortality and expense
   undertakings.................      (4,718)      (12,650)            (1,838)
                                    --------       -------           --------
    Net investment income
     (loss).....................      (4,694)       20,854             21,448
                                    --------       -------           --------
CAPITAL GAINS INCOME............           3        --               --
                                    --------       -------           --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions........       1,333            27                  8
  Net unrealized (depreciation)
   appreciation of investments
   during the period............     734,313        40,984             (4,116)
                                    --------       -------           --------
    Net (loss) gain on
     investments................     735,646        41,011             (4,108)
                                    --------       -------           --------
    Net increase in net assets
     resulting from
     operations.................    $730,955       $61,865           $ 17,340
                                    ========       =======           ========

            ---------------------------------------------------- 27
              ----------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE PERIOD FROM INCEPTION, JULY 1, 1999, TO DECEMBER 31, 1999

                                         MFS
                                       CAPITAL             MFS               MFS             MFS
                                    OPPORTUNITIES    EMERGING GROWTH    GLOBAL EQUITY      GROWTH
                                     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                    -------------    ---------------    -------------    -----------
INVESTMENT INCOME:
  Dividends.....................      $ --             $  --               $   342       $   15,377
EXPENSES:
  Mortality and expense
   undertakings.................       (10,787)           (18,890)            (556)         (26,124)
                                      --------         ----------          -------       ----------
    Net investment (loss).......       (10,787)           (18,890)            (214)         (10,747)
                                      --------         ----------          -------       ----------
CAPITAL GAINS INCOME............        --                --                 6,678           20,089
                                      --------         ----------          -------       ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions........          (178)            14,860               21              699
  Net unrealized appreciation of
   investments during the
   period.......................       848,865          2,619,921           23,558        1,389,371
                                      --------         ----------          -------       ----------
    Net gain on investments.....       848,687          2,634,781           23,579        1,390,070
                                      --------         ----------          -------       ----------
    Net increase in net assets
     resulting from
     operations.................      $837,900         $2,615,891          $30,043       $1,399,412
                                      ========         ==========          =======       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 28
              ----------------------------------------------------

                                     MFS                         MFS                       TEMPLETON
                                   GROWTH          MFS           NEW           MFS           ASSET        TEMPLETON
                                 WITH INCOME   HIGH INCOME    DISCOVERY    TOTAL RETURN   ALLOCATION    INTERNATIONAL
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 -----------   -----------   -----------   ------------   -----------   -------------
INVESTMENT INCOME:
  Dividends.....................  $ --           $--           $ --          $--            $--            $--
EXPENSES:
  Mortality and expense
   undertakings.................   (22,828)       (4,690)        (2,645)      (6,708)        (1,875)         (6,084)
                                  --------       -------       --------      -------        -------        --------
    Net investment (loss).......   (22,828)       (4,690)        (2,645)      (6,708)        (1,875)         (6,084)
                                  --------       -------       --------      -------        -------        --------
CAPITAL GAINS INCOME............    --            --             30,240       --             --             --
                                  --------       -------       --------      -------        -------        --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions........       710            28            346         (779)            28           4,720
  Net unrealized appreciation of
   investments during the
   period.......................   481,842        28,875        340,039       24,249         68,538         197,847
                                  --------       -------       --------      -------        -------        --------
    Net gain on investments.....   482,552        28,903        340,385       23,470         68,566         202,567
                                  --------       -------       --------      -------        -------        --------
    Net increase in net assets
     resulting from
     operations.................  $459,724       $24,213       $367,980      $16,762        $66,691        $196,483
                                  ========       =======       ========      =======        =======        ========

                                    TEMPLETON
                                    DEVELOPING       TEMPLETON
                                  MARKETS EQUITY   GLOBAL GROWTH
                                   SUB-ACCOUNT      SUB-ACCOUNT
                                  --------------   -------------
INVESTMENT INCOME:
  Dividends.....................     $    280         $  2,556
EXPENSES:
  Mortality and expense
   undertakings.................       (1,763)          (5,111)
                                     --------         --------
    Net investment (loss).......       (1,483)          (2,555)
                                     --------         --------
CAPITAL GAINS INCOME............      --                12,366
                                     --------         --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
   security transactions........          219               44
  Net unrealized appreciation of
   investments during the
   period.......................      128,896          149,371
                                     --------         --------
    Net gain on investments.....      129,115          149,415
                                     --------         --------
    Net increase in net assets
     resulting from
     operations.................     $127,632         $159,226
                                     ========         ========

            ---------------------------------------------------- 29
              ----------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION, JULY 1, 1999, TO DECEMBER 31, 1999

                                      HARTFORD      AMERICAN FUNDS
                                    MONEY MARKET        ASSET         AMERICAN FUNDS    AMERICAN FUNDS
                                        HLS           ALLOCATION           BOND         GLOBAL GROWTH
                                    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                    ------------    --------------    --------------    --------------
OPERATIONS:
  Net investment income
   (loss).......................     $   34,072      $    83,006        $   62,965       $    27,048
  Capital gains income..........              2          625,352           --                432,861
  Net realized (loss) gain on
   security transactions........        --                  (693)               80             4,145
  Net unrealized (depreciation)
   appreciation of investments
   during the period............        --              (524,065)          (33,186)        1,882,450
                                     ----------      -----------        ----------       -----------
  Net increase in net assets
   resulting from operations....         34,074          183,600            29,859         2,346,504
                                     ----------      -----------        ----------       -----------
UNIT TRANSACTIONS:
  Purchases.....................      7,967,520        7,618,821         2,124,047         6,076,761
  Net transfers.................     (3,055,671)       3,527,799         1,800,607         3,965,843
  Surrenders for benefit
   payments and fees............       (111,248)         (27,297)          (19,732)          (31,290)
  Net annuity transactions......        --               --                --                --
                                     ----------      -----------        ----------       -----------
  Net increase in net assets
   resulting from unit
   transactions.................      4,800,601       11,119,323         3,904,922        10,011,314
                                     ----------      -----------        ----------       -----------
  Net increase in net assets....      4,834,675       11,302,923         3,934,781        12,357,818
NET ASSETS:
  Beginning of period...........        --               --                --                --
                                     ----------      -----------        ----------       -----------
  End of period.................     $4,834,675      $11,302,923        $3,934,781       $12,357,818
                                     ==========      ===========        ==========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 30
              ----------------------------------------------------

                                 AMERICAN FUNDS                                                                        FRANKLIN
                                  GLOBAL SMALL    AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS   REAL ESTATE
                                 CAPITALIZATION       GROWTH       GROWTH-INCOME    INTERNATIONAL      NEW WORLD      SECURITIES
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                 --------------   --------------   --------------   --------------   --------------   -----------
OPERATIONS:
  Net investment income
   (loss).......................   $  (17,908)     $   (84,203)     $   110,091      $    21,200       $    2,708      $   (623)
  Capital gains income..........      620,472        5,334,235        7,081,509        1,256,215            1,824           343
  Net realized (loss) gain on
   security transactions........        1,272            1,809               52            1,316             (210)            3
  Net unrealized (depreciation)
   appreciation of investments
   during the period............      651,790        1,267,501       (5,740,055)       1,990,685          579,884         4,051
                                   ----------      -----------      -----------      -----------       ----------      --------
  Net increase in net assets
   resulting from operations....    1,255,626        6,519,342        1,451,597        3,269,416          584,206         3,774
                                   ----------      -----------      -----------      -----------       ----------      --------
UNIT TRANSACTIONS:
  Purchases.....................    4,912,426       29,873,970       30,646,309        9,369,647        3,017,760       198,158
  Net transfers.................    2,009,812       14,242,350       17,985,180        4,406,012        1,232,526       194,010
  Surrenders for benefit
   payments and fees............      (55,045)        (179,913)        (191,048)         (69,103)          (8,967)       (3,075)
  Net annuity transactions......      --               --               --               --               --             --
                                   ----------      -----------      -----------      -----------       ----------      --------
  Net increase in net assets
   resulting from unit
   transactions.................    6,867,193       43,936,407       48,440,441       13,706,556        4,241,319       389,093
                                   ----------      -----------      -----------      -----------       ----------      --------
  Net increase in net assets....    8,122,819       50,455,749       49,892,038       16,975,972        4,825,525       392,867
NET ASSETS:
  Beginning of period...........      --               --               --               --               --             --
                                   ----------      -----------      -----------      -----------       ----------      --------
  End of period.................   $8,122,819      $50,455,749      $49,892,038      $16,975,972       $4,825,525      $392,867
                                   ==========      ===========      ===========      ===========       ==========      ========

                                                                     FRANKLIN
                                   FRANKLIN     MUTUAL SHARES       STRATEGIC
                                   SMALL CAP     SECURITIES     INCOME INVESTMENTS
                                  SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                  -----------   -------------   ------------------
OPERATIONS:
  Net investment income
   (loss).......................  $   (4,694)    $   20,854          $ 21,448
  Capital gains income..........           3        --               --
  Net realized (loss) gain on
   security transactions........       1,333             27                 8
  Net unrealized (depreciation)
   appreciation of investments
   during the period............     734,313         40,984            (4,116)
                                  ----------     ----------          --------
  Net increase in net assets
   resulting from operations....     730,955         61,865            17,340
                                  ----------     ----------          --------
UNIT TRANSACTIONS:
  Purchases.....................   1,410,520      2,491,146           436,025
  Net transfers.................   1,321,166      1,310,620           449,194
  Surrenders for benefit
   payments and fees............     (19,461)       (11,115)           (4,025)
  Net annuity transactions......      --            --               --
                                  ----------     ----------          --------
  Net increase in net assets
   resulting from unit
   transactions.................   2,712,225      3,790,651           881,194
                                  ----------     ----------          --------
  Net increase in net assets....   3,443,180      3,852,516           898,534
NET ASSETS:
  Beginning of period...........      --            --               --
                                  ----------     ----------          --------
  End of period.................  $3,443,180     $3,852,516          $898,534
                                  ==========     ==========          ========

            ---------------------------------------------------- 31
              ----------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE PERIOD FROM INCEPTION, JULY 1, 1999, TO DECEMBER 31, 1999

                                         MFS
                                       CAPITAL             MFS               MFS             MFS
                                    OPPORTUNITIES    EMERGING GROWTH    GLOBAL EQUITY      GROWTH
                                     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                    -------------    ---------------    -------------    -----------
OPERATIONS:
  Net investment (loss).........     $  (10,787)       $   (18,890)       $   (214)      $   (10,747)
  Capital gains income..........        --                --                 6,678            20,089
  Net realized (loss) gain on
   security transactions........           (178)            14,860              21               699
  Net unrealized appreciation of
   investments during the
   period.......................        848,865          2,619,921          23,558         1,389,371
                                     ----------        -----------        --------       -----------
  Net increase in net assets
   resulting from operations....        837,900          2,615,891          30,043         1,399,412
                                     ----------        -----------        --------       -----------
UNIT TRANSACTIONS:
  Purchases.....................      3,171,521          4,835,008         158,130         6,014,916
  Net transfers.................      1,789,502          2,803,121          95,487         3,039,764
  Surrenders for benefit
   payments and fees............        (65,866)           (44,896)         (2,163)          (56,152)
  Net annuity transactions......         43,250             44,561          --                43,250
                                     ----------        -----------        --------       -----------
  Net increase in net assets
   resulting from unit
   transactions.................      4,938,407          7,637,794         251,454         9,041,778
                                     ----------        -----------        --------       -----------
  Net increase in net assets....      5,776,307         10,253,685         281,497        10,441,190
NET ASSETS:
  Beginning of period...........        --                --                --               --
                                     ----------        -----------        --------       -----------
  End of period.................     $5,776,307        $10,253,685        $281,497       $10,441,190
                                     ==========        ===========        ========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 32
              ----------------------------------------------------

                                     MFS                         MFS                       TEMPLETON
                                   GROWTH          MFS           NEW           MFS           ASSET        TEMPLETON
                                 WITH INCOME   HIGH INCOME    DISCOVERY    TOTAL RETURN   ALLOCATION    INTERNATIONAL
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 -----------   -----------   -----------   ------------   -----------   -------------
OPERATIONS:
  Net investment (loss)......... $  (22,828)   $   (4,690)   $   (2,645)    $   (6,708)   $   (1,875)    $   (6,084)
  Capital gains income..........     --            --            30,240        --             --            --
  Net realized (loss) gain on
   security transactions........        710            28           346           (779)           28          4,720
  Net unrealized appreciation of
   investments during the
   period.......................    481,842        28,875       340,039         24,249        68,538        197,847
                                 ----------    ----------    ----------     ----------    ----------     ----------
  Net increase in net assets
   resulting from operations....    459,724        24,213       367,980         16,762        66,691        196,483
                                 ----------    ----------    ----------     ----------    ----------     ----------
UNIT TRANSACTIONS:
  Purchases.....................  5,093,520     1,427,075       764,906      1,487,466       394,881        812,666
  Net transfers.................  4,249,461       455,887       752,518      1,271,385       559,125      1,116,318
  Surrenders for benefit
   payments and fees............    (27,381)      (12,092)       (2,092)       (11,291)       (5,400)      (164,889)
  Net annuity transactions......     --            --            --            --             --            147,966
                                 ----------    ----------    ----------     ----------    ----------     ----------
  Net increase in net assets
   resulting from unit
   transactions.................  9,315,600     1,870,870     1,515,332      2,747,560       948,606      1,912,061
                                 ----------    ----------    ----------     ----------    ----------     ----------
  Net increase in net assets....  9,775,324     1,895,083     1,883,312      2,764,322     1,015,297      2,108,544
NET ASSETS:
  Beginning of period...........     --            --            --            --             --            --
                                 ----------    ----------    ----------     ----------    ----------     ----------
  End of period................. $9,775,324    $1,895,083    $1,883,312     $2,764,322    $1,015,297     $2,108,544
                                 ==========    ==========    ==========     ==========    ==========     ==========

                                    TEMPLETON
                                    DEVELOPING       TEMPLETON
                                  MARKETS EQUITY   GLOBAL GROWTH
                                   SUB-ACCOUNT      SUB-ACCOUNT
                                  --------------   -------------
OPERATIONS:
  Net investment (loss).........    $   (1,483)     $   (2,555)
  Capital gains income..........       --               12,366
  Net realized (loss) gain on
   security transactions........           219              44
  Net unrealized appreciation of
   investments during the
   period.......................       128,896         149,371
                                    ----------      ----------
  Net increase in net assets
   resulting from operations....       127,632         159,226
                                    ----------      ----------
UNIT TRANSACTIONS:
  Purchases.....................       485,858       1,217,309
  Net transfers.................       410,542         836,607
  Surrenders for benefit
   payments and fees............        (4,791)         (9,304)
  Net annuity transactions......       --              --
                                    ----------      ----------
  Net increase in net assets
   resulting from unit
   transactions.................       891,609       2,044,612
                                    ----------      ----------
  Net increase in net assets....     1,019,241       2,203,838
NET ASSETS:
  Beginning of period...........       --              --
                                    ----------      ----------
  End of period.................    $1,019,241      $2,203,838
                                    ==========      ==========

            ---------------------------------------------------- 33
              ----------------------------------------------------

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31,1999

 1.  ORGANIZATION:

    Separate Account Seven (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Deductions and Charges -- Certain amounts are deducted from the Contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks which the company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.15% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

______________________________________ 34 ______________________________________

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven (Hartford Money Market HLS, American Funds Asset Allocation, American Funds Bond, American Funds Global Growth, American Funds Global Small Capitalization, American Funds Growth, American Funds Growth-Income, American Funds International, American Funds New World, Franklin Real Estate Securities, Franklin Small Cap, Mutual Shares Securities, Franklin Strategic Income Investments, MFS Capital Opportunities, MFS Emerging Growth, MFS Global Equity, MFS Growth, MFS Growth with Income, MFS High Income, MFS New Discovery, MFS Total Return, Templeton Asset Allocation, Templeton International, Templeton Developing Markets Equity, and Templeton Global Growth sub-accounts), (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the period presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and the changes in its net assets for the period presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

______________________________________ 35 ______________________________________

 HARTFORD MONEY MARKET HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
DECEMBER 31, 1999

      PRINCIPAL                                                      MARKET
       AMOUNT                                                        VALUE
---------------------                                             ------------
COMMERCIAL PAPER -- 67.7%
    $ 10,000,000         7-Eleven, Inc.
                           5.63% due 01/18/00.................    $  9,973,413
      20,000,000         7-Eleven, Inc.
                           6.02% due 03/13/00.................      19,759,200
      20,000,000         Abbey National PLC
                           4.93% due 01/18/00.................      19,953,438
      21,000,000         Abbey National PLC
                           6.22% due 01/04/00.................      20,989,115
      10,000,000         BankAmerica Corp.
                           5.05% due 02/14/00.................       9,938,277
      10,000,000         BankAmerica Corp.
                           5.72% due 03/06/00.................       9,896,722
      20,000,000         Bemis Co., Inc.
                           5.33% due 02/07/00.................      19,890,438
      10,000,000         Bemis Co., Inc.
                           5.37% due 02/14/00.................       9,934,366
      20,000,000         Bradford & Bingley Building Society
                           5.86% due 04/03/00.................      19,697,233
      15,000,000         CAFCO
                           5.75% due 01/31/00.................      14,928,125
      20,000,000         Campbell Soup Co.
                           4.83% due 01/31/00.................      19,919,500
      20,000,000         Chase Manhatten Corp. (The)
                           5.72% due 02/22/00.................      19,834,755
      20,000,000         CIESCO LP
                           5.97% due 01/26/00.................      19,917,083
      10,000,000         Countrywide Home Loan, Inc.
                           5.25% due 01/03/00.................       9,997,083
      20,000,000         Countrywide Home Loan, Inc.
                           5.25% due 01/06/00.................      19,985,416
      20,000,000         Countrywide Home Loan, Inc.
                           6.17% due 01/03/00.................      19,993,144
      20,000,000         Daimler Chrysler N.A. Holding
                           5.82% due 03/23/00.................      19,734,866
      20,000,000         du Pont (E.I.) de Nemours & Co.
                           5.72% due 03/07/00.................      19,790,266
      25,000,000         Emerson Electric Co.
                           5.30% due 02/28/00.................      24,786,527
      20,000,000         Finova Capital Corp.
                           5.89% due 01/26/00.................      19,918,194
      25,000,000         Fleet Financial Group
                           5.75% due 02/15/00.................      24,820,312
      20,000,000         Ford Motor Credit Co.
                           5.38% due 02/22/00.................      19,844,577
       9,325,000         Ford Motor Credit Co.
                           5.50% due 01/13/00.................       9,307,904
      10,000,000         General Electric Capital Corp.
                           5.38% due 02/08/00.................       9,943,211
      10,000,000         General Electric Capital Corp.
                           5.91% due 04/17/00.................       9,824,341
      20,000,000         General Electric Capital Corp.
                           5.38% due 02/14/00.................      19,868,488
      10,000,000         General Motors Acceptance Corp.
                           5.37% due 02/28/00.................       9,913,483
      10,000,000         Goldman Sachs Group, Inc.
                           6.00% due 05/22/00.................       9,763,333
      21,000,000         GTE Corp.
                           5.40% due 01/26/00.................      20,921,250
   PRINCIPAL                                                      MARKET
     AMOUNT                                                        VALUE
---------------------                                             ------------

   PRINCIPAL                                                      MARKET
     AMOUNT                                                        VALUE
---------------------                                             ------------
    $ 20,000,000         Halifax PLC
                           5.88% due 03/23/00.................    $ 19,732,133
      20,000,000         International Lease Finance Corp.
                           5.77% due 02/23/00.................      19,830,105
      20,000,000         KFW International Finance, Inc.
                           5.86% due 03/27/00.................      19,720,022
      20,000,000         Lucent Technologies, Inc.
                           4.92% due 01/24/00.................      19,937,133
      10,000,000         Market Street Funding
                           5.75% due 01/05/00.................       9,993,611
      10,000,000         Market Street Funding
                           5.80% due 01/25/00.................       9,961,333
      20,000,000         Market Street Funding
                           5.82% due 02/11/00.................      19,867,433
      10,643,000         Market Street Funding
                           6.15% due 01/14/00.................      10,619,363
      10,000,000         Merita Bank Ltd.
                           5.38% due 02/09/00.................       9,941,716
      20,000,000         Merita Bank Ltd.
                           5.92% due 03/20/00.................      19,740,177
      10,000,000         Merrill Lynch & Co., Inc.
                           5.36% due 02/28/00.................       9,913,644
      10,000,000         Merrill Lynch & Co., Inc.
                           5.83% due 06/14/00.................       9,732,791
      20,000,000         Merrill Lynch & Co., Inc.
                           5.90% due 03/14/00.................      19,760,722
      10,000,000         Morgan Stanley Dean Witter & Co.
                           5.43% due 01/24/00.................       9,965,308
      18,000,000         National Rural Utilities
                           5.77% due 03/13/00.................      17,792,280
      20,000,000         National Rural Utilities
                           5.90% due 03/24/00.................      19,727,944
      20,000,000         Nationwide Building Society
                           5.74% due 02/22/00.................      19,834,177
      20,000,000         Spintab
                           5.74% due 02/16/00.................      19,853,311
      10,000,000         Spintab
                           6.06% due 01/25/00.................       9,959,600
      19,000,000         Stanley Works (The)
                           5.95% due 03/03/00.................      18,805,302
      20,000,000         Triple A One Funding Corp.
                           6.04% due 01/14/00.................      19,956,377
      20,000,000         Westpac Banking
                           5.88% due 04/07/00.................      19,683,133
      20,000,000         Wood Street Funding Corp.
                           6.08% due 01/12/00.................      19,962,844
                                                                  ------------
                         Total commercial paper...............    $857,334,519
                                                                  ============
CORPORATE NOTES -- 24.8%
      10,000,000         BankAmerica Corp.
                           6.315% due 02/09/00................    $ 10,002,493
      20,000,000         Citigroup, Inc.
                           6.261% due 02/03/00................      20,001,738
      20,000,000         Comerica, Inc.
                           6.422% due 02/02/00................      19,999,483
      20,000,000         Dow Chemical Co. (The)
                           6.021% due 03/15/00................      19,998,500
      10,000,000         First Union National Bank
                           6.015% due 03/10/00................      10,000,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

   PRINCIPAL                                                      MARKET
     AMOUNT                                                        VALUE
---------------------                                             ------------

CORPORATE NOTES  -- (CONTINUED)

   PRINCIPAL                                                      MARKET
     AMOUNT                                                        VALUE
---------------------                                             ------------
    $ 20,000,000         General Mills, Inc.
                           6.006% due 07/17/00................    $ 19,989,445
      20,000,000         General Motors Acceptance Corp.
                           6.141% due 02/03/00................      20,000,184
     S20,000,000         Goldman Sachs Group, Inc.
                           6.285% due 02/01/00................      20,000,000
      10,000,000         Key Bank N.A.
                           6.196% due 01/31/00................       9,999,850
      25,000,000         Morgan (J.P.) & Co., Inc.
                           6.051% due 02/25/00................      25,000,720
      10,000,000         Morgan Stanley Dean Witter & Co.
                           6.18% due 03/10/00.................      10,002,011
      15,000,000         Morgan Stanley Dean Witter & Co.
                           6.277% due 01/20/00................      15,000,988
      24,000,000         Texaco Capital, Inc.
                           6.011% due 05/03/00................      23,992,419
      30,000,000         Toyota Motor Credit Corp.
                           6.021% due 01/09/01................      29,978,791
      20,000,000         Wachovia Corp.
                           6.131% due 09/14/00................      19,997,273
      20,000,000         Wells Fargo & Co.
                           6.010% due 03/10/00................      19,997,937
      20,000,000         Xerox Credit Corp.
                           6.043% due 12/08/00................      19,993,119
                                                                  ------------
                         Total corporate notes................    $313,954,951
                                                                  ============
REPURCHASE AGREEMENT -- 9.4%
     119,389,000           Interest in $208,259,000 joint         $119,389,000
                           repurchase agreement dated 12/31/99
                           with State Street Bank 2.80% due
                           01/03/00; maturity amount
                           $119,416,857 (Collateralized by
                           $211,642,000 U.S. Treasury Notes
                           5.50% - 6.875% due 05/15/01 -
                           05/15/06)..........................
                                                                  ============

                                                           MARKET
                                                           VALUE
                                                       --------------
DIVERSIFICATION OF NET ASSETS:
Total commercial paper (cost
 $857,334,519)............................     67.7%   $  857,334,519
Total corporate notes (cost
 $313,954,951)............................     24.8       313,954,951
Total repurchase agreement (cost
 $119,389,000) ...........................      9.4       119,389,000
                                              -----    --------------
Total investment in securities (total cost
 $1,290,678,470)..........................    101.9     1,290,678,470
Cash, receivables and other assets........      0.6         8,169,566
Payable for Fund shares redeemed..........     (2.1)      (26,958,502)
Payable for dividends.....................     (0.4)       (5,640,996)
Other liabilities.........................     (0.0)           (8,804)
                                              -----    --------------
Net assets................................    100.0%   $1,266,239,734
                                              =====    ==============


SUMMARY OF SHAREHOLDERS' EQUITY:
Capital stock, par value $0.10 per share;
 3,000,000,000 shares authorized; 1,266,239,734
 shares outstanding...............................    $  126,623,973
Capital surplus...................................     1,139,615,761
                                                      --------------
Net assets........................................    $1,266,239,734
                                                      ==============
Class IA

Shares of beneficial interest outstanding, $0.10
 par value, 2,475,000,000 shares authorized (Net
 assets $1,257,435,810)...........................     1,257,435,810
                                                      ==============

Net asset value...........................................    $1.00
                                                              =====

Class IB
Shares of beneficial interest outstanding, $0.10
 par value, 525,000,000 shares authorized (Net
 assets $8,803,924)...............................         8,803,924
                                                      ==============

Net asset value...........................................    $1.00
                                                              =====

S Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1999, the market value of these securities amounted to $20,000,000 or 1.6% of net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

 HARTFORD MONEY MARKET HLS FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                   HARTFORD
                                                                 MONEY MARKET
                                                                HLS FUND, INC.
                                                                --------------
INVESTMENT INCOME:
  Interest..................................................       56,896,327
                                                                 ------------
    Total investment income, net............................       56,896,327
                                                                 ------------
EXPENSES:
  Investment advisory fees..................................        2,688,668
  Administrative services fees..............................        2,150,934
  Accounting services.......................................          161,445
  Custodian fees gross......................................           11,202
  Custodian fees expense offset.............................           (5,700)
  Board of Directors fees...................................            3,391
  Distribution fees -- Class IB.............................           14,142
  Distribution fees -- Class IB waived......................           (3,970)
  Other expenses............................................           78,586
                                                                 ------------
    Total expenses, net.....................................        5,098,698
                                                                 ------------
  Net investment income.....................................       51,797,629
                                                                 ------------
NET REALIZED GAIN ON INVESTMENTS:
  Net realized gain on security transactions................           22,249
                                                                 ------------
  Net realized gain on investments..........................           22,249
                                                                 ------------
  Net increase in net assets resulting from operations......     $ 51,819,878
                                                                 ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,

                                                                     1999              1998
                                                                   HARTFORD          HARTFORD
                                                                 MONEY MARKET      MONEY MARKET
                                                                HLS FUND, INC.    HLS FUND, INC.
                                                                --------------    --------------
OPERATIONS:
  Net investment income.....................................    $  51,797,629     $   36,098,085
  Net realized gain.........................................           22,249             11,475
                                                                --------------    --------------
  Net increase in net assets resulting from operations......       51,819,878         36,109,560
                                                                --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class IA................................................      (51,531,940)       (36,067,869)
    Class IB................................................         (265,689)           (30,216)
  From realized gain on investments
    Class IA................................................          (22,169)           (11,470)
    Class IB................................................              (80)                (5)
                                                                --------------    --------------
    Total distributions.....................................      (51,819,878)       (36,109,560)
                                                                --------------    --------------
CAPITAL SHARE TRANSACTIONS:
    Class IA................................................      384,949,803        260,005,789
    Class IB................................................        6,624,881          2,179,043
                                                                --------------    --------------
        Net increase from capital share transactions........      391,574,684        262,184,832
                                                                --------------    --------------
        Net increase in net assets..........................      391,574,684        262,184,832
NET ASSETS:
  Beginning of year.........................................      874,665,050        612,480,218
                                                                --------------    --------------
  End of year...............................................    $1,266,239,734    $  874,665,050
                                                                ==============    ==============
  Accumulated undistributed net investment income...........         --                 --
                                                                ==============    ==============

            -------------------------------------------------- MF-4
               --------------------------------------------------

 HARTFORD MONEY MARKET HLS FUND, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999
 1.  ORGANIZATION:

    Hartford Money Market HLS Fund, Inc., is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as diversified open-end management investment company. The Hartford Money Market HLS Fund, Inc., (The Fund) is a component of The Hartford HLS Mutual Funds (The Mutual Funds).

    The Fund serves as the underlying investment vehicle for certain variable annuity and variable life insurance separate accounts and group pension contracts of Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, The Hartford Life Insurance Companies). The Hartford Life Insurance Companies are affiliates of The Fund. The Fund's investment objective is to seek a high level of current income consistent with liquidity and preservation of capital through investment in money-market securities.

    The Fund is divided into Class IA and IB shares. Each class is offered at net asset value without a sales charge and is subject to the same expenses except that the Class IB shares are subject to distribution fees charged pursuant to a Rule 12-b1 plan. Distribution and Service Plans have been adopted in accordance with rule 12b-1 of the Investment Company Act of 1940, as amended.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Fund, which is in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS-- Security transactions are recorded on the trade date (the day the order to buy or sell is executed).

    b) SECURITY VALUATION-- Short-term securities held in the Fund is valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value.

    c) REPURCHASE AGREEMENTS-- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time Hartford Money Market HLS
      Fund, Inc., enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security(ies), including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by the Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are handled through the Fund's custodian, State Street Bank.

    d) JOINT TRADING ACCOUNT-- Pursuant to an exemptive order issued by the SEC, the Fund may transfer uninvested cash balances into a joint trading account managed by The Hartford Investment Management Company (HIMCO). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

    e) FEDERAL INCOME TAXES-- For federal income tax purposes, the Fund intends to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

    f) FUND SHARE VALUATION AND DISTRIBUTIONS TO SHAREHOLDERS-- Orders for the Fund's shares are executed in accordance with the investment instructions of the contract holders. Interest income and expenses are accrued on a daily basis. The net asset value of the Fund's shares is determined as of the close of each business day of the New York Stock Exchange. Orders for the purchase of the Fund's shares received prior to the close of the Exchange on any day on which the Fund is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value. The Fund seeks to maintain a stable net asset value per share of $1.00 by declaring a daily dividend from net investment income, including net short-term capital gains and losses, and by valuing its investments using the amortized cost method. Dividends are distributed monthly.

    g) USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the period. Operating results in the future could vary from the amounts derived from management's estimates.

    h) RESTRICTED SECURITIES-- The Fund may invest up to 10% in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. The Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors. At December 31, 1999 the Fund did not hold any restricted securities (excluding 144A issues).

 3.  EXPENSES:

    a) INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS-- HL Investment Advisors, LLC (HL Advisors an indirect majority-owned subsidiary of The Hartford Financial
      Services Group, Inc. (The Hartford), serves as investment manager to the Funds pursuant to Investment Management Agreements approved by the Fund's Board of Directors and shareholders. The rate of compensation paid to HL Advisors for services rendered was 0.250% per annum based on the average daily net assets of the Fund.

      Pursuant to an investment service agreement between HL Advisors and HIMCO, HIMCO provides the day-to-day investment management services to the Fund. HIMCO is a wholly-owned subsidiary of The Hartford. HIMCO determines the purchase and sale of portfolio securities and places such orders for execution in the name of the Fund. In conjunction with their investment activity, HIMCO regularly furnishes reports to the Fund's Board of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Fund.

    b) ADMINISTRATIVE SERVICES AGREEMENT-- Under the Administrative Services Agreement between Hartford Life Insurance Company (HL) and the Fund, HL provides administrative services to the Fund and receives monthly compensation at the annual rate of 0.20% of the Fund's average daily net assets. The Fund assumes and pays certain other expenses (including, but not limited to, shareholder accounting, state taxes and directors' fees). Directors' fees represent remuneration paid or accrued to directors not affiliated with HL or any other related company.

    c) OPERATING EXPENSES-- Allocable expenses of the Mutual Funds are charged to the Fund based on the ratio of the net assets of the Fund to the combined net assets of the Mutual Funds. Non-allocable expenses are charged to the Fund based on specific identification.

    d) EXPENSE OFFSET-- The Fund has entered into certain expense offset arrangements with the Custodian Bank. The amount of the Fund's expense reductions is shown on the accompanying Statement of Operations as Custodian fees expense offset.

    e) DISTRIBUTION PLAN FOR CLASS IB SHARES-- The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares.

      Although the Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Distributor has voluntarily agreed to waive 0.07% of the fee. This waiver may be withdrawn at any time after notice to shareholders. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

 HARTFORD MONEY MARKET HLS FUND, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 1999

 4.  AFFILIATE HOLDINGS:

    As of December 31, 1999, HL group pension contracts held direct interests of 88,529,586 which represents 6.99% of total shares in the Fund.

 5.  CAPITAL SHARE TRANSACTIONS:

    The following information is for the year ended December 31, 1999:

                                               HARTFORD MONEY MARKET
                                                  HLS FUND, INC.
                                          -------------------------------
                                              SHARES          AMOUNT
                                          --------------  ---------------
CLASS 1A
Shares sold.............................   3,906,482,986  $ 3,906,482,986
Shares issued on reinvestment of
 distributions..........................      51,555,581       51,555,581
Shares redeemed.........................  (3,573,088,764)  (3,573,088,764)
                                          --------------  ---------------
Net Increase............................     384,949,803  $   384,949,803
                                          ==============  ===============
CLASS 1B
Shares sold.............................      13,572,465  $    13,572,465
Shares issued on reinvestment of
 distributions..........................         265,771          265,771
Shares redeemed.........................      (7,213,355)      (7,213,355)
                                          --------------  ---------------
Net Increase............................       6,624,881  $     6,624,881
                                          ==============  ===============

    The following information is for the year ended December 31, 1998:

                                                HARTFORD MONEY MARKET
                                                   HLS FUND, INC.
                                          ---------------------------------
                                               SHARES           AMOUNT
                                          ----------------  ---------------
CLASS 1A
Shares sold.............................     2,279,384,552  $ 2,279,385,544
Shares issued on reinvestment of
 distributions..........................        36,079,243       36,079,243
Shares redeemed.........................    (2,055,458,998)  (2,055,458,998)
                                          ----------------  ---------------
Net Increase............................       260,004,797  $   260,005,789
                                          ================  ===============
CLASS 1B
Shares sold.............................         2,658,059  $     2,658,060
Shares issued on reinvestment of
 distributions..........................            30,221           30,221
Shares redeemed.........................          (509,238)        (509,238)
                                          ----------------  ---------------
Net Increase............................         2,179,042  $     2,179,043
                                          ================  ===============

 6.  LINE OF CREDIT:

    The Fund participated in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Fund is required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized. During the year ended December 31, 1999, the Fund did not have any borrowings under this facility.

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 HARTFORD MONEY MARKET HLS FUND, INC.
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FINANCIAL HIGHLIGHTS

                                 SELECTED PER-SHARE DATA (3)
                           ----------------------------------------
                                                      NET REALIZED
                                                         AND
                           NET ASSET                  UNREALIZED
                           VALUE AT        NET           GAIN
                           BEGINNING    INVESTMENT    (LOSS) ON
                           OF PERIOD     INCOME       INVESTMENTS
                           ----------   -----------   -------------
  For the Year Ended
   December 31, 1999
  Class 1A...............    $1.000        $0.070        $ 0.000
  Class 1B...............     1.000         0.068          0.000
  For the Year Ended
   December 31, 1998
  Class 1A...............     1.000         0.051          0.000
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............     1.000         0.037          0.000
  For the Year Ended
   December 31
  1997...................     1.000         0.049          0.000
  1996...................     1.000         0.050          0.000
  1995...................     1.000         0.056          0.000
  1994...................     1.000         0.039          0.000

(1)  Annualized.
(2)  Not Annualized.
(3) Information presented relates to a share of capital stock outstanding for the indicated period.

                                                                                                 RATIOS AND SUPPLEMENTAL DATA
                           -----------------------------------------------------------------   ---------------------------------
                                          DIVIDENDS                         NET ASSET                             NET ASSETS
                           TOTAL FROM     FROM NET                           VALUE AT                              AT END OF
                           INVESTMENT    INVESTMENT          TOTAL            END OF             TOTAL              PERIOD
                           OPERATIONS      INCOME         DISTRIBUTIONS       PERIOD             RETURN          (IN THOUSANDS)
                           -----------   --------------   --------------   -----------------   ---------------   ---------------
  For the Year Ended
   December 31, 1999
  Class 1A...............    $ 0.070         $(0.070)         $(0.070)          $ 1.000              4.89%          $1,257,436
  Class 1B...............      0.068          (0.068)          (0.068)            1.000              4.71                8,804
  For the Year Ended
   December 31, 1998
  Class 1A...............      0.051          (0.051)          (0.051)            1.000              5.25              872,486
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............      0.037          (0.037)          (0.037)            1.000              3.76(2)             2,179
  For the Year Ended
   December 31
  1997...................      0.049          (0.049)          (0.049)            1.000              5.31              612,480
  1996...................      0.050          (0.050)          (0.050)            1.000              5.09              542,586
  1995...................      0.056          (0.056)          (0.056)            1.000              5.74              339,709
  1994...................      0.039          (0.039)          (0.039)            1.000              3.95              321,465


                           TO AVERAGE   TO AVERAGE   INVESTMENT
                           NET ASSETS   NET ASSETS    INCOME
                            AFTER        BEFORE      TO AVERAGE
                           WAIVERS      WAIVERS      NET ASSETS
                           ----------   ----------   ----------
  For the Year Ended
   December 31, 1999
  Class 1A...............      0.47%        0.47%        4.81%
  Class 1B...............      0.65         0.72         4.63
  For the Year Ended
   December 31, 1998
  Class 1A...............      0.45        --            5.12
  From inception
   April 1, 1998, through
   December 31, 1998
  Class 1B...............      0.64(1)     --            4.81(1)
  For the Year Ended
   December 31
  1997...................      0.44        --            5.21
  1996...................      0.44        --            5.04
  1995...................      0.45        --            5.57
  1994...................      0.47        --            3.99

(1)  Annualized.
(2)  Not Annualized.
(3) Information presented relates to a share of capital stock outstanding for the indicated period.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
HARTFORD MONEY MARKET HLS FUND, INC.:

We have audited the accompanying statement of net assets of Hartford Money Market HLS Fund, Inc., (the Fund) (a Maryland corporation) as of December 31, 1999, and the related statement of operations, statements of changes in net assets and financial highlights for the periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian bank. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hartford Money Market HLS Fund, Inc. as of December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods then ended in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 14, 2000                                            ARTHUR ANDERSEN LLP

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Hartford Life Insurance Companies                               BULK RATE
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Hartford, CT 06104-2999                                          PAID
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